                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-5396
      ---------------------------------------------------------------------

                    CREDIT SUISSE EMERGING GROWTH FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                    Credit Suisse Emerging Growth Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  CAPITAL APPRECIATION FUND

- CREDIT SUISSE
  EMERGING GROWTH FUND

- CREDIT SUISSE
  SMALL CAP GROWTH FUND

- CREDIT SUISSE
  STRATEGIC SMALL CAP FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUNDS HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUNDS HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, the Common Class and Advisor Class shares of Credit Suisse Capital Appreciation Fund (the "Fund")(1) had gains of 1.60% and 1.32%, respectively, versus an increase of 4.27% for the Russell 1000(R) Growth Index.(2) The Fund's Class A (without sales charge), Class B (without contingent deferred sales charge) and Class C (without contingent deferred sales charge) shares(3) had gains of 1.52%, 1.13% and 1.13%, respectively, for the period.

     The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

     Against this backdrop, the Fund had a gain but underperformed its benchmark. Stocks that hindered the Fund included its pharmaceutical holdings and consumer-discretionary holdings. On the positive side, stocks that aided the Fund included specific producer durables holdings and a transportation/shipping stock.

     In terms of sector strategy, we remained fairly well diversified in the period, with an overweighting in the consumer-discretionary area (including media stocks). We added to the health-care sector, where we were also overweighted as of the end of the period. We believe that the health-care sector is one of the better areas with respect to secular revenue generation, in an economy where revenue growth has been lackluster. One sector weighting we reduced was financial services, mostly on stock-specific factors. We pared or eliminated positions in certain companies that, while we believe them to be strong franchises, have a clouded intermediate-term earnings outlook. Elsewhere of note, we maintained a roughly neutral weighting in technology.

     Barring other military flare-ups anytime soon, we believe Washington may now be more inclined to deliver on tax cuts and other stimulus packages this year. That said, the economy might remain sluggish for a spell, with a material recovery in corporate earnings pushed out perhaps to the fourth quarter of

2003 or later. Amid the uncertainty, our focus will remain on identifying high-quality companies we feel have good or improving revenue growth and the potential for significant profit-margin gains as revenues rise.

Jeffrey T. Rose                         Marian U. Pardo
Co-Portfolio Manager                    Co-Portfolio Manager

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                             SINCE       INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION        DATE
                           ------     -------   --------   ---------     ---------
Common Class               (28.41%)     (4.26%)     7.74%       8.53%      8/17/87
Advisor Class              (28.70%)     (4.71%)     7.23%       8.16%      8/17/87
Class A Without
  Sales Charge             (28.56%)         -          -      (25.75%)    11/30/01
Class A With Maximum
  Sales Charge             (32.67%)         -          -      (28.97%)    11/30/01
Class B Without CDSC       (29.05%)         -          -      (26.26%)    11/30/01
Class B With CDSC          (31.89%)         -          -      (27.93%)    11/30/01
Class C Without CDSC       (29.11%)         -          -      (26.31%)    11/30/01
Class C With CDSC          (29.82%)         -          -      (26.31%)    11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                            SINCE        INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
                           ------     -------   --------   ---------     ---------
Common Class               (17.34%)     (3.51%)     8.87%       8.91%      8/17/87
Advisor Class              (17.76%)     (3.99%)     8.35%       8.53%      8/17/87
Class A Without
  Sales Charge             (17.49%)         -          -      (21.09%)    11/30/01
Class A With Maximum
  Sales Charge             (22.24%)         -          -      (24.31%)    11/30/01
Class B Without CDSC       (18.13%)         -          -      (21.71%)    11/30/01
Class B With CDSC          (21.41%)         -          -      (23.37%)    11/30/01
Class C Without CDSC       (18.13%)         -          -      (21.71%)    11/30/01
Class C With CDSC          (18.95%)         -          -      (21.71%)    11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 4.30%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 2.87%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 0.13%.

CREDIT SUISSE EMERGING GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, the Common Class and Advisor Class Shares of Credit Suisse Emerging Growth Fund (the "Fund")(1) had gains of 6.95% and 6.70%, respectively, versus increases of 7.76% for the Russell 2500(TM) Growth Index(2) and 8.20% for the Russell Midcap(R) Growth Index.(3) The Fund's Class A Shares(4) (without sales charge) had a gain of 6.77% for the same period.

     The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

     Stocks that helped the Fund's return in this environment included its consumer-discretionary financial-services and technology holdings. On the negative side, the Fund's health-care and materials stocks hindered its relative performance.

     With respect to sector allocation, we increased our exposure to the technology area late in 2002. We added a number of software and electronic names based on their valuations and a better inventory backdrop; we have since trimmed or eliminated some of these positions, as they quickly tested our upside price disciplines. We remained overweighted in health care, based on the sector's relatively stable earnings growth within an uncertain economic environment. That said, we selectively sold some health-care stocks in early 2003. Elsewhere of note, we remained about neutrally weighted in energy.

     We believe that the economy may stay on a positive yet tepid growth path for the rest of the year, with a possible economic acceleration heading into 2004. Thus, while an easing of geopolitical risk could continue to support stocks for a while, a broad-based improvement in revenue growth could be forestalled. With much of the recent corporate profits coming from productivity gains, revenue growth in our view is necessary for sustainable earnings growth. For our part, we believe that individual stock selection is critical in this environment, and our focus will remain on companies we deem to have solid finances and compelling business plans.

Elizabeth B. Dater           Sammy Oh                 Roger M. Harris
Co-Portfolio Manager         Co-Portfolio Manager     Co-Portfolio Manager

     INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                             SINCE       INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
                           ------     -------   --------   ---------     ---------
Common Class               (26.40%)     (9.12%)     4.52%       8.69%      1/21/88
Advisor Class              (26.79%)     (9.57%)     4.03%       6.74%      6/20/91
Class A Without
  Sales Charge             (26.71%)         -          -      (21.32%)    11/30/01
Class A With Maximum
  Sales Charge             (30.94%)         -          -      (24.74%)    11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                             SINCE       INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
                           ------     -------   --------   ---------     ---------
Common Class               (19.89%)     (8.01%)     5.43%       9.14%      1/21/88
Advisor Class              (20.32%)     (8.46%)     4.93%       7.31%      6/20/91
Class A Without
  Sales Charge             (20.21%)         -          -      (16.19%)    11/30/01
Class A With Maximum
  Sales Charge             (24.79%)         -          -      (19.62%)    11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.
(3) The Russell Midcap Growth(R) Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(4) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 0.65%.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, the Common Class Shares of Credit Suisse Small Cap Growth Fund (the "Fund")1 had a gain of 5.25%, versus an increase of 7.65% for the Russell 2000(R) Growth Index.2 The Fund's Class A Shares3 (without sales charge) also had a gain of 5.25% for the period.

     The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

     The Fund had a gain, yet underperformed its benchmark. We attribute this primarily to the Fund's financial-services and health-care stocks. While the Fund's holdings in both collectively had positive returns in the period, they lagged the Fund's benchmark's return in these sectors. On the positive side, good performers for the Fund included its transportation and producer durables holdings.

     With respect to sector allocation, we increased our exposure to the technology area late in 2002. We added a number of software and electronic names based on their valuations and a better inventory backdrop; we have since trimmed or eliminated some of these positions, as they quickly tested our upside price disciplines. We remained overweighted in health care, based on the sector's relatively stable earnings growth within an uncertain economic environment. That said, we selectively sold some health-care stocks in early 2003. Elsewhere of note, we remained about neutrally weighted in energy.

     Looking ahead, we believe that the economy may stay on a positive yet tepid growth path for the rest of the year, with a possible economic acceleration heading into 2004. Thus, while an easing of geopolitical risk could continue to support stocks for a while, a broad-based improvement in revenue growth could be forestalled. With much of the recent corporate profits coming from productivity gains, revenue growth in our view is necessary for sustainable earnings growth. For our part, we believe that individual stock selection is critical in this environment, and our focus will remain on companies we deem to have solid finances and compelling business plans.

Elizabeth B. Dater               Sammy Oh
Co-Portfolio Manager             Co-Portfolio Manager

     INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                            SINCE        INCEPTION
                                       1 YEAR    5 YEARS   INCEPTION       DATE
                                       ------    -------   ---------     ---------
Common Class                           (30.12%)    (1.28%)      4.01%     12/31/96
Class A Without Sales Charge           (30.12%)        -      (21.02%)    11/30/01
Class A With Maximum Sales Charge      (34.15%)        -      (24.45%)    11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                             SINCE       INCEPTION
                                       1 YEAR    5 YEARS   INCEPTION       DATE
                                       ------    -------   ---------     ---------
Common Class                           (22.84%)     0.36%       5.15%     12/31/96
Class A Without Sales Charge           (22.90%)        -      (15.80%)    11/30/01
Class A With Maximum Sales Charge      (27.35%)        -      (19.25%)    11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000 Growth(R) Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was down 0.82%.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, the Class A Shares (without sales charge) of Credit Suisse Strategic Small Cap Fund (the "Fund")(1) had a loss of 0.17%, versus an increase of 7.55% for the Russell 2000(R) Index.(2) The Fund's Class B Shares(3) (without contingent deferred sales charge) and Class C Shares(3) (without contingent deferred sales charge) both had losses of 0.62%.

     The period was a volatile but ultimately positive one for the U.S. stock market. The threat of war, a soft economy and a clouded profit outlook hampered stocks through much of the period. Equities ended the period on a positive note, however, rallying in April in the wake of a seemingly swift and successful U.S.-led mission in Iraq. The quick end to the war supported stocks by lowering risk thresholds in general. It also calmed investors' worries over worst-case scenarios regarding energy costs, a key factor in the economy.

     One significant contributor to the Fund's underperformance was its exposure to consumer discretionary companies. Several of the Fund's holdings in this area were hit hard by fears of slowing consumer spending, given the lackluster economic data and the tendency of consumers to rein in spending during times of crisis. That notwithstanding, we continue to view our holdings here favorably for their longer-term prospects, with few exceptions. The Fund's technology, materials and producer durables holdings also hindered its return. On the positive side, the Fund's health-care and energy stocks aided its relative performance.

     The success on the war front has, thus far, seemed to have reduced some of the overhanging geopolitical risk. This in turn sparked a mini rally in the stock market, eased pressure on oil costs and helped stabilize other commodities. Of course, as the U.S. pursues its war on global terrorism, tensions could return to upset financial markets at any time.

     Meanwhile, our economy looks like it will struggle for growth in the near term at least. The unemployment rate has been drifting upward, and both service and supply purchasing indexes indicate that growth is unlikely to accelerate soon. In addition, growth in the money supply has slowed.

     On a positive note, wide yield spreads in the bond market have continued to narrow, which suggests that investors have become less risk-averse. And the potential for fiscal stimulus -- which may be more likely, given the end of the Iraq war -- combined with declining oil prices and continued refinancing activity could provide a boost to consumers and the economy in the latter part of 2003 and into next year.

     For our part, notwithstanding recent performance, we will continue to focus on the long-term fundamentals of the companies in the portfolio, while attempting to identify new opportunities created by market volatility. In terms of portfolio activity, we purchased a number of technology stocks in late 2002, based on our analysis of stock valuations combined with an improving inventory backdrop. Within health care, where we were overweighted through much of the period, we selectively sold some stocks and ended the period with a roughly neutral weighting. Elsewhere of note, we scaled back our energy position and remained underweighted in financial services.

Elizabeth B. Dater               Roger M. Harris
Co-Portfolio Manager             Co-Portfolio Manager

     INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                   CUMULATIVE RETURNS AS OF MARCH 31, 2003(1)

                                                         SINCE           INCEPTION
                                                       INCEPTION           DATE
                                                       ---------         ---------
Class A Without Sales Charge                            (11.74%)           8/15/02
Class A With Maximum Sales Charge                       (16.81%)           8/15/02
Class B Without CDSC                                    (12.15%)           8/15/02
Class B With CDSC                                       (15.48%)           8/15/02
Class C Without CDSC                                    (12.15%)           8/15/02
Class C With CDSC                                       (12.98%)           8/15/02

                      CUMULATIVE RETURNS AS OF APRIL 30, 2003(1)

                                                         SINCE           INCEPTION
                                                       INCEPTION           DATE
                                                       ---------         ---------
Class A Without Sales Charge                             (4.86%)           8/15/02
Class A With Maximum Sales Charge                       (10.33%)           8/15/02
Class B Without CDSC                                     (5.39%)           8/15/02
Class B With CDSC                                        (8.97%)           8/15/02
Class C Without CDSC                                     (5.39%)           8/15/02
Class C With CDSC                                        (6.29%)           8/15/02

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 5.89%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 4.39%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum deferred sales charge of 1%), was down 1.56%.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                            NUMBER OF
                                                              SHARES       VALUE
                                                            ---------   ------------
COMMON STOCKS (95.5%)
AEROSPACE & DEFENSE (1.5%)
    United Technologies Corp.                                 123,000   $  7,602,630
                                                                        ------------
AIR FREIGHT & COURIERS (2.5%)
    United Parcel Service, Inc. Class B                       210,000     13,045,200
                                                                        ------------
BANKS (3.8%)
    Bank of America Corp.                                      82,900      6,138,745
    Wells Fargo & Co.                                         275,900     13,314,934
                                                                        ------------
                                                                          19,453,679
                                                                        ------------
BEVERAGES (5.2%)
    Anheuser-Busch Companies, Inc.                            251,300     12,534,844
    Pepsi Bottling Group, Inc.                                196,500      4,036,110
    PepsiCo, Inc.                                             238,300     10,313,624
                                                                        ------------
                                                                          26,884,578
                                                                        ------------
BIOTECHNOLOGY (4.5%)
    Amgen, Inc.*                                               82,500      5,058,075
    Genentech, Inc.*                                          142,700      5,421,173
    Gilead Sciences, Inc.*                                    139,500      6,436,530
    MedImmune, Inc.*                                          176,600      6,228,682
                                                                        ------------
                                                                          23,144,460
                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES (2.2%)
    Stericycle, Inc.*                                         127,200      4,997,688
    Weight Watchers International, Inc.*                      135,500      6,365,790
                                                                        ------------
                                                                          11,363,478
                                                                        ------------
COMMUNICATIONS EQUIPMENT (1.9%)
    Cisco Systems, Inc.*                                      634,100      9,536,864
                                                                        ------------
COMPUTERS & PERIPHERALS (2.4%)
    Dell Computer Corp.*                                      324,800      9,389,968
    EMC Corp.*                                                303,200      2,756,088
                                                                        ------------
                                                                          12,146,056
                                                                        ------------
DIVERSIFIED FINANCIALS (2.6%)
    Doral Financial Corp.                                      70,700      2,828,707
    SLM Corp.                                                  93,500     10,472,000
                                                                        ------------
                                                                          13,300,707
                                                                        ------------
ELECTRICAL EQUIPMENT (1.8%)
    Harris Corp.                                              330,100      9,427,656
                                                                        ------------
ENERGY EQUIPMENT & SERVICES (1.0%)
    Bonneville Pacific Corp.*++                                16,883              1
    Transocean, Inc.                                          107,600      2,049,780
    Weatherford International, Ltd.*                           77,200      3,105,756
                                                                        ------------
                                                                           5,155,537
                                                                        ------------

                 See Accompanying Notes to Financial Statements.

                                                            NUMBER OF
                                                              SHARES       VALUE
                                                            ---------   ------------
COMMON STOCKS (CONTINUED)
HEALTHCARE EQUIPMENT & SUPPLIES (5.7%)
    Biomet, Inc.                                              379,600   $ 11,562,616
    Medtronic, Inc.                                           364,400     17,396,456
                                                                        ------------
                                                                          28,959,072
                                                                        ------------
HEALTHCARE PROVIDERS & SERVICES (3.9%)
    Anthem, Inc.*                                             124,500      8,545,680
    Caremark Rx, Inc.*                                        271,000      5,395,610
    WebMD Corp.*                                              608,200      5,863,048
                                                                        ------------
                                                                          19,804,338
                                                                        ------------
HOTELS, RESTAURANTS & LEISURE (0.6%)
    Wendy's International, Inc.                               104,700      3,040,488
                                                                        ------------
INDUSTRIAL CONGLOMERATES (3.4%)
    General Electric Co.                                      431,600     12,710,620
    Tyco International, Ltd.                                  306,200      4,776,720
                                                                        ------------
                                                                          17,487,340
                                                                        ------------
INSURANCE (1.2%)
    American International Group, Inc.                        109,721      6,358,332
                                                                        ------------
INTERNET & CATALOG RETAIL (3.3%)
    USA Interactive*                                          561,200     16,807,940
                                                                        ------------
MACHINERY (1.4%)
    Danaher Corp.                                             104,400      7,201,512
                                                                        ------------
MEDIA (13.2%)
    AOL Time Warner, Inc.*                                    653,800      8,943,984
    Clear Channel Communications, Inc.*                       204,200      7,986,262
    Comcast Corp. Special Class A*                            321,800      9,673,308
    E.W. Scripps Co. Class A                                   62,600      4,961,050
    Fox Entertainment Group, Inc. Class A*                    258,900      6,576,060
    Gannett Company, Inc.                                      68,300      5,171,676
    Pixar, Inc.*                                               75,900      4,431,801
    Univision Communications, Inc. Class A*                   125,100      3,788,028
    Viacom, Inc. Class B*                                     372,292     16,161,196
                                                                        ------------
                                                                          67,693,365
                                                                        ------------
MULTILINE RETAIL (2.9%)
    Wal-Mart Stores, Inc.                                     263,000     14,812,160
                                                                        ------------
OIL & GAS (0.4%)
    XTO Energy, Inc.                                          103,500      2,018,250
                                                                        ------------
PERSONAL PRODUCTS (2.0%)
    Estee Lauder Companies, Inc. Class A                      206,900      6,724,250
    Gillette Co.                                              115,500      3,516,975
                                                                        ------------
                                                                          10,241,225
                                                                        ------------

                        See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                          SHARES        VALUE
                                                                        ---------   -------------
COMMON STOCKS (CONCLUDED)
PHARMACEUTICALS (14.2%)
    Barr Laboratories, Inc.*                                              137,450   $   7,642,220
    Forest Laboratories, Inc.*                                            193,700      10,018,164
    Johnson & Johnson                                                     237,082      13,361,942
    Pfizer, Inc.                                                          748,675      23,021,756
    Watson Pharmaceuticals, Inc.*                                         335,400       9,750,078
    Wyeth                                                                 200,900       8,745,177
                                                                                    -------------
                                                                                       72,539,337
                                                                                    -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.8%)
    Analog Devices, Inc.*                                                 336,900      11,158,128
    Intel Corp.                                                           708,200      13,030,880
    Texas Instruments, Inc.                                               295,500       5,463,795
                                                                                    -------------
                                                                                       29,652,803
                                                                                    -------------
SOFTWARE (7.0%)
    Microsoft Corp.                                                       967,900      24,749,203
    Symantec Corp.*                                                        94,400       4,148,880
    VERITAS Software Corp.*                                               318,500       7,010,185
                                                                                    -------------
                                                                                       35,908,268
                                                                                    -------------
SPECIALTY RETAIL (1.1%)
    Home Depot, Inc.                                                      198,950       5,596,463
                                                                                    -------------

TOTAL COMMON STOCKS (Cost $496,874,491)                                               489,181,738
                                                                                    -------------
                                                                           PAR
                                                                          (000)
                                                                        ---------
SHORT-TERM INVESTMENT (3.8%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 5/01/03
    (Cost $19,412,000)                                                  $  19,412      19,412,000
                                                                                    -------------

TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $516,286,491)                                508,593,738

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                            3,435,581
                                                                                    -------------

NET ASSETS (100.0%)                                                                 $ 512,029,319
                                                                                    =============

----------
*    Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (94.9%)
AUTO COMPONENTS (2.9%)
    BorgWarner, Inc.                                            107,600   $  6,312,892
    Lear Corp.*                                                 108,700      4,319,738
                                                                          ------------
                                                                            10,632,630
                                                                          ------------
BANKS (3.8%)
    IndyMac Bancorp, Inc.                                       407,400      9,076,872
    New York Community Bancorp, Inc.                            134,600      4,673,312
                                                                          ------------
                                                                            13,750,184
                                                                          ------------
BIOTECHNOLOGY (2.5%)
    Affymetrix, Inc.*                                           287,500      5,333,125
    IDEC Pharmaceuticals Corp.*                                 111,300      3,645,075
                                                                          ------------
                                                                             8,978,200
                                                                          ------------
COMMERCIAL SERVICES & SUPPLIES (5.1%)
    BISYS Group, Inc.*                                          251,600      4,247,008
    Certegy, Inc.*                                              139,100      3,476,109
    Corinthian Colleges, Inc.*                                   53,400      2,445,186
    ITT Educational Services, Inc.*                             131,200      3,870,400
    Kroll, Inc.*                                                196,700      4,386,410
                                                                          ------------
                                                                            18,425,113
                                                                          ------------
COMMUNICATIONS EQUIPMENT (1.0%)
    Polycom, Inc.*                                              355,600      3,491,992
                                                                          ------------
COMPUTERS & PERIPHERALS (0.7%)
    Pinnacle Systems, Inc.*                                     251,600      2,377,620
                                                                          ------------
CONTAINERS & PACKAGING (2.2%)
    Owens-Illinois, Inc.*                                       404,300      3,594,227
    Pactiv Corp.*                                               203,300      4,171,716
                                                                          ------------
                                                                             7,765,943
                                                                          ------------
DIVERSIFIED FINANCIALS (1.6%)
    Legg Mason, Inc.                                            107,500      5,837,250
                                                                          ------------
ENERGY EQUIPMENT & SERVICES (1.7%)
    BJ Services Co.*                                             65,600      2,395,056
    ENSCO International, Inc.                                    68,800      1,747,520
    Smith International, Inc.*                                   61,300      2,179,828
                                                                          ------------
                                                                             6,322,404
                                                                          ------------
FOOD PRODUCTS (1.3%)
    Delta and Pine Land Co.                                     196,000      4,558,960
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONTINUED)
HEALTHCARE PROVIDERS & SERVICES (14.4%)
    Accredo Health, Inc.*                                       144,100   $  2,128,357
    AmerisourceBergen Corp.                                      59,000      3,413,150
    Anthem, Inc.*                                                93,300      6,404,112
    Caremark Rx, Inc.*                                          470,200      9,361,682
    Community Health Systems, Inc.*                             409,000      7,771,000
    Health Net, Inc.*                                           221,800      5,786,762
    Manor Care, Inc.*                                           197,900      3,849,155
    Mid Atlantic Medical Services, Inc.*                        180,900      7,878,195
    Triad Hospitals, Inc.*                                      247,700      5,451,877
                                                                          ------------
                                                                            52,044,290
                                                                          ------------
HOTELS, RESTAURANTS & LEISURE (2.5%)
    Starwood Hotels & Resorts Worldwide, Inc.                   172,000      4,616,480
    Yum! Brands, Inc.*                                          173,700      4,290,390
                                                                          ------------
                                                                             8,906,870
                                                                          ------------
INSURANCE (7.9%)
    Ambac Financial Group, Inc.                                 184,500     10,765,575
    Everest Re Group, Ltd.                                       51,300      3,573,045
    John Hancock Financial Services, Inc.                       129,700      3,763,894
    MBIA, Inc.                                                  136,300      6,092,610
    Radian Group, Inc.                                          107,300      4,259,810
                                                                          ------------
                                                                            28,454,934
                                                                          ------------
INTERNET SOFTWARE & SERVICES (2.2%)
    NetWolves Corp.*++                                        1,000,000      1,480,000
    Openwave Systems, Inc.*                                   1,557,100      2,693,783
    webMethods, Inc.*                                           392,400      3,947,544
                                                                          ------------
                                                                             8,121,327
                                                                          ------------
MEDIA (6.2%)
    Cox Radio, Inc. Class A*                                    374,200      8,535,502
    TMP Worldwide, Inc.*                                        305,400      5,121,558
    Westwood One, Inc.*                                         245,500      8,567,950
                                                                          ------------
                                                                            22,225,010
                                                                          ------------
MULTILINE RETAIL (2.6%)
    Dollar Tree Stores, Inc.*                                   374,700      9,536,115
                                                                          ------------
OIL & GAS (2.7%)
    Devon Energy Corp.                                           74,189      3,505,421
    Pioneer Natural Resources Co.*                               69,200      1,655,264
    Pogo Producing Co.                                          117,800      4,664,880
                                                                          ------------
                                                                             9,825,565
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                                SHARES       VALUE
                                                              ---------   ------------
COMMON STOCKS (CONCLUDED)
PHARMACEUTICALS (8.4%)
    Barr Laboratories, Inc.*                                     61,800   $  3,436,080
    King Pharmaceuticals, Inc.*                                 248,000      3,127,280
    Mylan Laboratories, Inc.                                    178,400      5,043,368
    Sepracor, Inc.*                                             533,200     10,210,780
    Shire Pharmaceuticals Group PLC ADR*                        246,400      4,903,360
    Watson Pharmaceuticals, Inc.*                               117,600      3,418,632
                                                                          ------------
                                                                            30,139,500
                                                                          ------------
ROAD & RAIL (1.2%)
    Swift Transportation Company, Inc.*                         239,300      4,336,116
                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (10.1%)
    Analog Devices, Inc.*                                       123,500      4,090,320
    Cymer, Inc.*                                                170,900      4,879,195
    Integrated Circuit Systems, Inc.*                           146,800      3,188,496
    KLA-Tencor Corp.*                                            99,300      4,071,300
    Lam Research Corp.*                                         269,700      3,918,741
    Microchip Technology, Inc.                                  229,200      4,765,068
    Novellus Systems, Inc.*                                     127,300      3,569,492
    Skyworks Solutions, Inc.*                                   421,100      2,252,885
    Xilinx, Inc.*                                               209,000      5,657,630
                                                                          ------------
                                                                            36,393,127
                                                                          ------------
SOFTWARE (7.8%)
    Autodesk, Inc.                                              231,600      3,603,696
    BEA Systems, Inc.*                                          291,700      3,124,107
    Documentum, Inc.*                                           176,700      3,249,513
    Informatica Corp.*                                          421,500      2,752,395
    J. D. Edwards & Co.*                                        293,200      3,512,536
    Manugistics Group, Inc.*                                  1,096,200      3,540,726
    Network Associates, Inc.*                                   191,900      2,193,417
    Quest Software, Inc.*                                       277,300      2,967,110
    Take-Two Interactive Software, Inc.*                        136,600      3,073,500
                                                                          ------------
                                                                            28,017,000
                                                                          ------------
SPECIALTY RETAIL (5.0%)
    Abercrombie & Fitch Co. Class A*                            300,200      9,870,576
    AnnTaylor Stores Corp.*                                     174,000      4,116,840
    The TJX Companies, Inc.                                     204,000      3,927,000
                                                                          ------------
                                                                            17,914,416
                                                                          ------------
TEXTILES & APPAREL (1.1%)
    Polo Ralph Lauren Corp.*                                    175,600      4,117,820
                                                                          ------------

TOTAL COMMON STOCKS (Cost $337,721,182)                                    342,172,386
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

                                                                        NUMBER OF
                                                                          SHARES       VALUE
                                                                        ---------   -------------
PREFERRED STOCKS (0.0%)
COSMETICS-TOILETRY (0.0%)
    Opal Concepts Series B*++                                             792,603   $           0
                                                                                    -------------
TELECOMMUNICATIONS (0.0%)
    Celletra, Ltd. Series C*++                                          1,102,524               0
                                                                                    -------------

TOTAL PREFERRED STOCKS (Cost $8,999,999)                                                        0
                                                                                    -------------
WARRANTS (0.0%)
HEALTHCARE PROVIDERS & SERVICES (0.0%)
    Women First HeathCare, Inc. expires 3/18/04*
    (Cost $0)                                                               5,516           1,470
                                                                                    -------------
                                                                           PAR
                                                                          (000)
                                                                        ---------
SHORT-TERM INVESTMENT (4.7%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 5/01/03
    (Cost $16,836,000)                                                  $  16,836      16,836,000
                                                                                    -------------

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $363,557,181)                                359,009,856

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                            1,567,876
                                                                                    -------------

NET ASSETS (100.0%)                                                                 $ 360,577,732
                                                                                    =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

----------
*    Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   ----------
COMMON STOCKS (94.7%)
AIR FREIGHT & COURIERS (1.2%)
    J.B. Hunt Transport Services, Inc.*                     14,400   $  497,520
                                                                     -----------
AUTO COMPONENTS (1.0%)
    BorgWarner, Inc.                                         7,600      445,892
                                                                     -----------
BANKS (2.2%)
    IndyMac Bancorp, Inc.                                   24,200      539,176
    Westamerica Bancorp.                                     9,200      396,520
                                                                     -----------
                                                                        935,696
                                                                     -----------
BIOTECHNOLOGY (3.5%)
    Affymetrix, Inc.*                                       27,800      515,690
    BioMarin Pharmaceutical, Inc.*                          38,900      427,122
    Cubist Pharmaceuticals, Inc.*                           30,800      284,284
    OSI Pharmaceuticals, Inc.*                              12,400      260,400
                                                                     -----------
                                                                      1,487,496
                                                                     -----------
CHEMICALS (1.0%)
    Airgas, Inc.*                                           21,500      434,945
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (3.3%)
    Education Management Corp.*                              9,500      463,790
    Kroll, Inc.*                                            29,800      664,540
    Moore Corporation Ltd.*                                 27,400      312,908
                                                                     -----------
                                                                      1,441,238
                                                                     -----------
COMMUNICATIONS EQUIPMENT (3.0%)
    Adaptec, Inc.*                                          44,800      306,432
    InterDigital Communications Corp.*                      25,900      583,527
    Polycom, Inc.*                                          41,600      408,512
                                                                     -----------
                                                                      1,298,471
                                                                     -----------
COMPUTERS & PERIPHERALS (2.0%)
    Avid Technology, Inc.*                                  32,000      879,040
                                                                     -----------
CONTAINERS & PACKAGING (1.3%)
    Constar International, Inc.*                            31,400      227,650
    Crown Holdings, Inc.*                                   61,000      323,300
                                                                     -----------
                                                                        550,950
                                                                     -----------
DIVERSIFIED FINANCIALS (2.9%)
    Affiliated Managers Group, Inc.*                        10,300      476,993
    Jefferies Group, Inc.                                    8,000      310,560
    Raymond James Financial, Inc.                           16,800      481,824
                                                                     -----------
                                                                      1,269,377
                                                                     -----------
ENERGY EQUIPMENT & SERVICES (1.8%)
    FMC Technologies, Inc.*                                 20,900      393,338
    Newpark Resources, Inc.*                                84,000      393,960
                                                                     -----------
                                                                        787,298
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
FOOD & DRUG RETAILING (1.0%)
    Performance Food Group Co.*                             12,300   $   431,484
                                                                     -----------
FOOD PRODUCTS (1.9%)
    Delta and Pine Land Co.                                 22,200       516,372
    Hain Celestial Group, Inc.*                             17,100       295,146
                                                                     -----------
                                                                         811,518
                                                                     -----------
HEALTHCARE EQUIPMENT & SUPPLIES (3.0%)
    Fisher Scientific International, Inc.*                  11,000       316,910
    SonoSite, Inc.*                                         21,700       351,540
    Therasense, Inc.*                                       33,000       261,030
    Wilson Greatbatch Technologies, Inc.*                   11,600       380,364
                                                                     -----------
                                                                       1,309,844
                                                                     -----------
HEALTHCARE PROVIDERS & SERVICES (10.9%)
    Accredo Health, Inc.*                                   26,600       392,882
    AdvancePCS*                                             21,900       658,314
    Apria Healthcare Group, Inc.*                           17,800       417,410
    Community Health Systems, Inc.*                         30,000       570,000
    Coventry Health Care, Inc.*                             25,800     1,053,156
    LifePoint Hospitals, Inc.*                              39,400       769,088
    Mid Atlantic Medical Services, Inc.*                    19,600       853,580
                                                                     -----------
                                                                       4,714,430
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (1.8%)
    O' Charley's, Inc.*                                     17,000       344,080
    Penn National Gaming, Inc.*                             22,900       447,237
                                                                     -----------
                                                                         791,317
                                                                     -----------
INSURANCE (2.1%)
    HCC Insurance Holdings, Inc.                            20,900       574,750
    U.S.I. Holdings Corp.*                                  32,400       340,200
                                                                     -----------
                                                                         914,950
                                                                     -----------
INTERNET & CATALOG RETAIL (1.1%)
    ValueVision Media, Inc. Class A*                        38,300       486,027
                                                                     -----------
INTERNET SOFTWARE & SERVICES (4.1%)
    Chordiant Software, Inc.*                              207,400       219,844
    DoubleClick, Inc.*                                      50,000       430,000
    MatrixOne, Inc.*                                       103,700       362,950
    Openwave Systems, Inc.*                                172,400       298,252
    webMethods, Inc.*                                       45,300       455,718
                                                                     -----------
                                                                       1,766,764
                                                                     -----------
IT CONSULTING & SERVICES (2.3%)
    CACI International, Inc. Class A*                       15,800      551,894
    Titan Corp.*                                            53,700      431,211
                                                                     -----------
                                                                        983,105
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
MACHINERY (0.8%)
    Oshkosh Truck Corp.                                      6,200   $  347,200
                                                                     ----------
MEDIA (6.8%)
    Cumulus Media, Inc. Class A*                            36,200      624,088
    Emmis Communications Corp. Class A*                     37,000      701,890
    Entercom Communications Corp.*                          12,100      587,939
    Getty Images, Inc.*                                     19,500      660,075
    Scholastic Corp.*                                       13,300      377,853
                                                                     ----------
                                                                      2,951,845
                                                                     ----------
MULTILINE RETAIL (0.1%)
    BJ's Wholesale Club, Inc.*                               2,300       32,583
                                                                     ----------
OIL & GAS (3.3%)
    Remington Oil & Gas Corp.*                              25,400      398,018
    Spinnaker Exploration Co.*                              16,600      355,240
    Stone Energy Corp.*                                     18,500      649,905
                                                                     ----------
                                                                      1,403,163
                                                                     ----------
PHARMACEUTICALS (6.3%)
    Inspire Phamaceuticals, Inc.*                           23,500      343,100
    K-V Pharmaceutical Co. Class A*                         22,400      503,776
    Medicis Pharmaceutical Corp. Class A*                   16,200      933,768
    Sepracor, Inc.*                                         48,300      924,945
                                                                     ----------
                                                                      2,705,589
                                                                     ----------
ROAD & RAIL (1.1%)
    Swift Transportation Company, Inc.*                     25,200      456,624
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.1%)
    Brooks Automation, Inc.*                                27,308      231,299
    Cymer, Inc.*                                            20,300      579,565
    Integrated Circuit Systems, Inc.*                       17,400      377,928
    Lam Research Corp.*                                     29,200      424,276
    Semtech Corp.*                                          29,000      461,100
    Silicon Image, Inc.*                                    46,000      275,080
    Skyworks Solutions, Inc.*                               49,000      262,150
    Varian Semiconductor Equipment Associates, Inc.*        18,700      431,035
                                                                     ----------
                                                                      3,042,433
                                                                     ----------
SOFTWARE (9.8%)
    Agile Software Corp.*                                   43,700      303,278
    Documentum, Inc.*                                       39,300      722,727
    Hyperion Solutions Corp.*                                5,300      149,884
    Informatica Corp.*                                      57,700      376,781
    J. D. Edwards & Co.*                                    30,900      370,182
    Legato Systems, Inc.*                                   86,600      512,672
    Manugistics Group, Inc.*                                98,400      317,832
    Micromuse, Inc.*                                        34,800      227,627
    QRS Corp.*                                               5,850       30,420
    Radiant Systems, Inc.*                                  48,800      308,904

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONCLUDED)
SOFTWARE (CONCLUDED)
    Take-Two Interactive Software, Inc.*                    28,700   $   645,750
    Verisity, Ltd.*                                         21,300       249,849
                                                                     -----------
                                                                       4,215,906
                                                                     -----------
SPECIALTY RETAIL (6.3%)
    AnnTaylor Stores Corp.*                                 20,500       485,030
    Cost Plus, Inc.*                                        15,900       488,607
    Gymboree Corp.*                                         25,400       424,434
    Hot Topic, Inc.*                                        16,750       409,537
    Linens `n Things, Inc.*                                 24,600       521,274
    Movie Gallery, Inc.*                                    21,800       403,104
                                                                     -----------
                                                                       2,731,986
                                                                     -----------
TEXTILES & APPAREL (0.7%)
    Tommy Hilfiger Corp.*                                   37,600       309,072
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
    MSC Industrial Direct Company, Inc. Class A*            22,300       412,550
                                                                     -----------

TOTAL COMMON STOCKS (Cost $41,007,678)                                40,846,313
                                                                     -----------
PREFERRED STOCK (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++
    (Cost $149,913)                                         27,600         1,932
                                                                     -----------
WARRANTS (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd.*^@
    (Cost $0)                                                   17             0
                                                                     -----------

                                                           PAR
                                                          (000)
                                                        ----------
SHORT-TERM INVESTMENT (6.1%)
    State Street Bank and Trust Co. Euro Time
    Deposit, 1.188%, 5/01/03
    (Cost $2,621,000)                                   $    2,621     2,621,000
                                                                     -----------

TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $43,778,591)                43,469,245

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)                           (341,865)
                                                                     -----------

NET ASSETS (100.0%)                                                  $43,127,380
                                                                     ===========

----------
*   Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
@   Company filed for bankruptcy on 9/12/02.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (85.8%)
AIR FREIGHT & COURIERS (1.1%)
    J.B. Hunt Transport Services, Inc.*                        300   $    10,365
                                                                     -----------
AIRLINES (0.5%)
    Skywest, Inc.                                              400         5,116
                                                                     -----------
AUTO COMPONENTS (1.2%)
    BorgWarner, Inc.                                           200        11,734
                                                                     -----------
BANKS (4.4%)
    First Niagara Financial Group, Inc.                        100         1,215
    IndyMac Bancorp, Inc.                                      800        17,824
    Southwest Bancorporation of Texas, Inc.*                   300        10,194
    Westamerica Bancorp.                                       300        12,930
                                                                     -----------
                                                                          42,163
                                                                     -----------
BIOTECHNOLOGY (0.5%)
    BioMarin Pharmaceutical, Inc.*                             400         4,392
                                                                     -----------
CHEMICALS (0.8%)
    Airgas, Inc.*                                              400         8,092
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (4.4%)
    Banta Corp.                                                300         9,315
    Certegy, Inc.*                                             300         7,497
    Kroll, Inc.*                                               500        11,150
    Moore Corporation Ltd.*                                  1,300        14,846
                                                                     -----------
                                                                          42,808
                                                                     -----------
COMMUNICATIONS EQUIPMENT (1.5%)
    InterDigital Communications Corp.*                         400         9,012
    Polycom, Inc.*                                             600         5,892
                                                                     -----------
                                                                          14,904
                                                                     -----------
COMPUTERS & PERIPHERALS (0.9%)
    Avid Technology, Inc.*                                     300         8,241
                                                                     -----------
CONSTRUCTION & ENGINEERING (1.1%)
    EMCOR Group, Inc.*                                         200        10,214
                                                                     -----------
CONTAINERS & PACKAGING (4.7%)
    Constar International, Inc.*                             1,400        10,150
    Crown Holdings, Inc.*                                    4,700        24,910
    Silgan Holdings, Inc.*                                     400        10,648
                                                                     -----------
                                                                          45,708
                                                                     -----------
DIVERSIFIED FINANCIALS (3.4%)
    Affiliated Managers Group, Inc.*                           300        13,893
    Legg Mason, Inc.                                           200        10,860
    Raymond James Financial, Inc.                              300         8,604
                                                                     -----------
                                                                          33,357
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES (2.3%)
    Newpark Resources, Inc.*                                 2,700   $    12,663
    SEACOR SMIT, Inc.*                                         200         7,164
    Tesco Corp.*                                               200         2,120
                                                                     -----------
                                                                          21,947
                                                                     -----------
FOOD PRODUCTS (1.9%)
    Del Monte Foods Co.*                                       800         6,360
    Delta and Pine Land Co.                                    500        11,630
                                                                     -----------
                                                                          17,990
                                                                     -----------
HEALTHCARE EQUIPMENT & SUPPLIES (1.2%)
    Respironics, Inc.*                                         300        11,526
                                                                     -----------
HEALTHCARE PROVIDERS & SERVICES (8.0%)
    AdvancePCS*                                                300         9,018
    Apria Healthcare Group, Inc.*                              300         7,035
    Community Health Systems, Inc.*                            600        11,400
    Coventry Health Care, Inc.*                                300        12,246
    Genesis Health Ventures, Inc.*                             400         5,984
    LifePoint Hospitals, Inc.*                                 600        11,712
    Pediatrix Medical Group, Inc.*                             400        12,748
    PSS World Medical, Inc.*                                 1,300         7,813
                                                                     -----------
                                                                          77,956
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (2.0%)
    CEC Entertainment, Inc.*                                   300         9,033
    Extended Stay America, Inc.*                               900        10,674
                                                                     -----------
                                                                          19,707
                                                                     -----------
HOUSEHOLD DURABLES (2.7%)
    Beazer Homes USA, Inc.*                                    300        21,075
    Interface, Inc. Class A                                  1,300         4,680
                                                                     -----------
                                                                          25,755
                                                                     -----------
INSURANCE (3.1%)
    HCC Insurance Holdings, Inc.                               600        16,500
    Platinum Underwriters Holdings, Ltd.                       300         7,935
    StanCorp Financial Group, Inc.                             100         5,370
                                                                     -----------
                                                                          29,805
                                                                     -----------
INTERNET & CATALOG RETAIL (1.6%)
    ValueVision Media, Inc. Class A*                         1,200        15,228
                                                                     -----------
INTERNET SOFTWARE & SERVICES (1.3%)
    Chordiant Software, Inc.*                                3,700         3,922
    Fidelity National Information Solutions, Inc.*             500         8,775
                                                                     -----------
                                                                          12,697
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
IT CONSULTING & SERVICES (1.3%)
    Tier Technologies, Inc. Class B*                           600   $     3,960
    Titan Corp.*                                             1,100         8,833
                                                                     -----------
                                                                          12,793
                                                                     -----------
MACHINERY (1.5%)
    ESCO Technologies, Inc.*                                   200         7,842
    Kennametal, Inc.                                           200         6,298
                                                                     -----------
                                                                          14,140
                                                                     -----------
MEDIA (9.6%)
    Cox Radio, Inc. Class A*                                   300         6,843
    Cumulus Media, Inc. Class A*                             1,100        18,964
    Emmis Communications Corp. Class A*                        700        13,279
    Entercom Communications Corp.*                             200         9,718
    Gray Television, Inc.*                                   1,000        11,050
    MDC Corporation, Inc.*                                   6,300        33,075
                                                                     -----------
                                                                          92,929
                                                                     -----------
MINING (0.4%)
    GrafTech International Ltd.*                               900         3,618
                                                                     -----------
OIL & GAS (3.1%)
    Remington Oil & Gas Corp.*                                 500         7,835
    Spinnaker Exploration Co.*                                 400         8,560
    Stone Energy Corp.*                                        400        14,052
                                                                     -----------
                                                                          30,447
                                                                     -----------
PERSONAL PRODUCTS (0.9%)
    Elizabeth Arden, Inc.*                                     700         8,890
                                                                     -----------
PHARMACEUTICALS (2.7%)
    K-V Pharmaceutical Co. Class A*                            500        11,245
    Sepracor, Inc.*                                            400         7,660
    SICOR, Inc.*                                               400         7,172
                                                                     -----------
                                                                          26,077
                                                                     -----------
REAL ESTATE (1.3%)
    iStar Financial, Inc.                                      300         8,979
    Meristar Hospitality Corp.                                 900         3,744
                                                                     -----------
                                                                          12,723
                                                                     -----------
ROAD & RAIL (1.6%)
    Pacer International, Inc.*                                 400         6,360
    Werner Enterprises, Inc.                                   400         9,036
                                                                     -----------
                                                                          15,396
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONCLUDED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.0%)
    Axcelis Technologies, Inc.*                              1,800   $    10,224
    Brooks Automation, Inc.*                                   800         6,776
    Cymer, Inc.*                                               400        11,420
    Entegris, Inc.*                                            200         2,294
    Integrated Circuit Systems, Inc.*                          400         8,688
    Integrated Device Technology, Inc.*                      1,000        10,330
    Lam Research Corp.*                                        300         4,359
    Skyworks Solutions, Inc.*                                  800         4,280
                                                                     -----------
                                                                          58,371
                                                                     -----------
SOFTWARE (5.5%)
    Actuate Corp.*                                           2,600         4,732
    Documentum, Inc.*                                          700        12,873
    J. D. Edwards & Co.*                                       700         8,386
    Manugistics Group, Inc.*                                 1,500         4,845
    Radiant Systems, Inc.*                                   3,600        22,788
                                                                     -----------
                                                                          53,624
                                                                     -----------
SPECIALTY RETAIL (1.9%)
    Linens `n Things, Inc.*                                    500        10,595
    Too, Inc.*                                                 400         7,424
                                                                     -----------
                                                                          18,019
                                                                     -----------
TEXTILES & APPAREL (0.3%)
    Tommy Hilfiger Corp.*                                      400         3,288
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
    MSC Industrial Direct Company, Inc. Class A*               600        11,100
                                                                     -----------

TOTAL COMMON STOCKS (Cost $806,275)                                      831,120
                                                                     -----------

TOTAL INVESTMENTS AT VALUE (85.8%) (Cost $806,275)                       831,120
                                                                     -----------

OTHER ASSETS IN EXCESS OF LIABILITIES (14.2%)                            137,274
                                                                     -----------

NET ASSETS (100.0%)                                                  $   968,394
                                                                     ===========

----------
*   Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

                                                      CAPITAL          EMERGING        SMALL CAP     STRATEGIC SMALL
                                                 APPRECIATION FUND    GROWTH FUND     GROWTH FUND       CAP FUND
                                                 -----------------   -------------   -------------   ---------------
ASSETS
  Investments at value (Cost $516,286,491,
    $363,557,181, $43,778,591, and
    $806,275, respectively) (Note 1)             $     508,593,738   $ 359,009,856   $  43,469,245   $       831,120
  Cash                                                         620       3,469,620             835            77,384
  Receivable for investments sold                        9,097,174         355,152          67,722             6,219
  Receivable for fund shares sold                          911,391         217,552         129,936                --
  Dividend and interest receivable                          29,516          19,923           3,662               169
  Receivable from investment adviser (Note 2)                   --              --              --            32,163
  Deferred offering costs (Note 1)                              --              --              --            53,172
  Prepaid expenses and other assets                         12,497           9,470           9,494            13,179
                                                 -----------------   -------------   -------------   ---------------
    Total Assets                                       518,644,936     363,081,573      43,680,894         1,013,406
                                                 -----------------   -------------   -------------   ---------------
LIABILITIES
  Advisory fee payable (Note 2)                            309,286         264,616             119                --
  Administrative services fee payable (Note 2)              90,618          63,178           7,336               168
  Shareholder servicing/Distribution fee
    payable (Note 2)                                         7,068          15,232           8,375               512
  Payable for fund shares redeemed                         734,390         434,072           8,839                --
  Payable for investments purchased                      4,944,062       1,311,292         417,715             7,702
  Trustees'/Directors' fee payable                             709             709             709               917
  Other accrued expenses payable                           529,484         414,742         110,421            35,713
                                                 -----------------   -------------   -------------   ---------------
    Total Liabilities                                    6,615,617       2,503,841         553,514            45,012
                                                 -----------------   -------------   -------------   ---------------
NET ASSETS
  Capital stock, $0.001 par value (Note 6)                  40,259          17,871           3,259               108
  Paid-in capital (Note 6)                             954,993,856     692,194,366      66,572,734         1,068,747
  Accumulated net investment loss                       (1,098,764)     (2,100,393)       (246,797)          (61,368)
  Accumulated net realized loss
    on investments                                    (434,213,279)   (324,986,787)    (22,892,470)          (63,938)
  Net unrealized appreciation
    (depreciation) from investments                     (7,692,753)     (4,547,325)       (309,346)           24,845
                                                 -----------------   -------------   -------------   ---------------
    Net Assets                                   $     512,029,319   $ 360,577,732   $  43,127,380   $       968,394
                                                 =================   =============   =============   ===============
COMMON SHARES
  Net assets                                     $     496,039,034   $ 325,030,851   $  42,794,444               N/A
  Shares outstanding                                    38,963,148      16,010,238       3,233,346               N/A
                                                 -----------------   -------------   -------------   ---------------
  Net asset value, offering price, and
    redemption price per share                   $           12.73   $       20.30   $       13.24               N/A
                                                 =================   =============   =============   ===============
ADVISOR SHARES
  Net assets                                     $      15,047,164   $  35,543,188             N/A               N/A
  Shares outstanding                                     1,221,067       1,860,836             N/A               N/A
                                                 -----------------   -------------   -------------   ---------------
  Net asset value, offering price and
    redemption price per share                   $           12.32   $       19.10             N/A               N/A
                                                 =================   =============   =============   ===============
A SHARES
  Net assets                                     $         594,900   $       3,693   $     332,936   $       425,733
  Shares outstanding                                        46,889             183          25,167            47,357
                                                 -----------------   -------------   -------------   ---------------
  Net asset value and redemption
    price per share                              $           12.69   $       20.18   $       13.23   $          8.99
                                                 =================   =============   =============   ===============
  Maximum offering price per share
    (net asset value/(1-5.75%))                  $           13.46   $       21.41   $       14.04   $          9.54
                                                 =================   =============   =============   ===============
B SHARES
  Net assets                                     $         268,209             N/A             N/A   $       268,870
  Shares outstanding                                        21,366             N/A             N/A            30,000
                                                 -----------------   -------------   -------------   ---------------
  Net asset value and offering price per share   $           12.55             N/A             N/A   $          8.96
                                                 =================   =============   =============   ===============
C SHARES
  Net assets                                     $          80,012             N/A             N/A   $       273,791
  Shares outstanding                                         6,375             N/A             N/A            30,550
                                                 -----------------   -------------   -------------   ---------------
  Net asset value and offering price per share   $           12.55             N/A             N/A   $          8.96
                                                 =================   =============   =============   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

                                                          CAPITAL          EMERGING         SMALL CAP      STRATEGIC SMALL
                                                    APPRECIATION FUND    GROWTH FUND       GROWTH FUND        CAP FUND
                                                    -----------------  ---------------   ---------------   ---------------
INVESTMENT INCOME (Note 1)
  Dividends                                          $     2,109,816   $       595,994   $        23,194   $         1,241
  Interest                                                    69,378           100,467            12,997               170
                                                     ---------------   ---------------   ---------------   ---------------
    Total investment income                                2,179,194           696,461            36,191             1,411
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
  Investment advisory fees (Note 2)                        1,824,901         1,649,902           202,135             4,362
  Administrative services fees (Note 2)                      420,989           296,227            35,354             3,062
  Shareholder servicing/Distribution
    fees (Note 2)                                             38,041            92,305            50,534             3,144
  Transfer agent fees (Note 2)                               789,444           582,986            86,602               993
  Registration fees                                           74,971            65,809            38,669             8,221
  Printing fees (Note 2)                                      50,701            41,520            36,140            20,992
  Audit fees                                                  36,612            27,468             9,491             9,486
  Custodian fees                                              32,660            26,511            11,832             4,118
  Legal fees                                                  24,553            24,173            17,301            18,920
  Insurance expense                                           15,553            22,401             3,756             3,075
  Interest expense                                            13,532             7,089               626                17
  Trustees'/Directors' fees                                    7,119             7,119             7,119             6,969
  Offering Costs                                                  --                --                --            91,325
  Miscellaneous expense                                        3,448             2,390             1,246               398
                                                     ---------------   ---------------   ---------------   ---------------
    Total expenses                                         3,332,524         2,845,900           500,805           175,082
  Less: fees waived and expenses
    reimbursed (Note 2)                                      (54,566)          (49,046)         (217,817)         (166,658)
                                                     ---------------   ---------------   ---------------   ---------------
    Net expenses                                           3,277,958         2,796,854           282,988             8,424
                                                     ---------------   ---------------   ---------------   ---------------
      Net investment loss                                 (1,098,764)       (2,100,393)         (246,797)           (7,013)
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS
  Net realized loss from investments                     (63,474,227)       (8,053,954)       (4,568,732)          (35,502)
  Net change in unrealized appreciation
    (depreciation) from investments                       71,736,415        33,503,281         7,092,716            41,271
                                                     ---------------   ---------------   ---------------   ---------------
  Net realized and unrealized gain
    from investments                                       8,262,188        25,449,327         2,523,984             5,769
                                                     ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets
    resulting from operations                        $     7,163,424   $    23,348,934   $     2,277,187   $        (1,244)
                                                     ===============   ===============   ===============   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            CAPITAL APPRECIATION FUND
                                                                              -----------------------------------------------------
                                                                                 FOR THE SIX MONTHS
                                                                                       ENDED                    FOR THE YEAR
                                                                                   APRIL 30, 2003                   ENDED
                                                                                    (UNAUDITED)               OCTOBER 31, 2002
                                                                              ------------------------    -------------------------
FROM OPERATIONS
   Net investment loss                                                        $             (1,098,764)   $              (3,761,055)
   Net realized loss from investments                                                      (63,474,227)                (187,905,054)
   Net change in unrealized appreciation (depreciation) from investments                    71,736,415                   (1,820,396)
                                                                              ------------------------    -------------------------
     Net increase (decrease) in net assets resulting from operations                         7,163,424                 (193,486,505)
                                                                              ------------------------    -------------------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Class A shares                                                                                 --                           --
     Class B shares                                                                                 --                           --
     Class C shares                                                                                 --                           --
                                                                              ------------------------    -------------------------
   Distributions from net realized gains
     Common Class shares                                                                            --                      (64,750)
     Advisor shares                                                                                 --                       (1,962)
                                                                              ------------------------    -------------------------
     Net decrease in net assets resulting from dividends and distributions                          --                      (66,712)
                                                                              ------------------------    -------------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                                             40,339,833                  283,614,582
   Reinvestment of dividends and distributions                                                      --                       64,408
   Net asset value of shares redeemed                                                     (118,979,465)                (431,736,766)
                                                                              ------------------------    -------------------------
     Net increase (decrease) in net assets from capital share transactions                 (78,639,632)                (148,057,776)
                                                                              ------------------------    -------------------------
   Net increase (decrease) in net assets                                                   (71,476,208)                (341,610,993)
                                                                              ------------------------    -------------------------
NET ASSETS
   Beginning of period                                                                     583,505,527                  925,116,520
                                                                              ------------------------    -------------------------
   End of period                                                              $            512,029,319    $             583,505,527
                                                                              ========================    =========================
ACCUMULATED NET INVESTMENT LOSS                                               $             (1,098,764)   $                      --
                                                                              ========================    =========================

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

                 See Accompanying Notes to Financial Statements.

                                                                                         EMERGING GROWTH FUND
                                                                       -----------------------------------------------------------
                                                                           FOR THE SIX MONTHS
                                                                                 ENDED                       FOR THE YEAR
                                                                             APRIL 30, 2003                     ENDED
                                                                              (UNAUDITED)                  OCTOBER 31, 2002
                                                                       --------------------------   ------------------------------
FROM OPERATIONS
   Net investment loss                                                 $               (2,100,393)  $                   (7,526,403)
   Net realized loss from investments                                                  (8,053,954)                     (10,588,870)
   Net change in unrealized appreciation (depreciation) from
     investments                                                                       33,503,281                      (84,278,177)
                                                                       --------------------------   ------------------------------
     Net increase (decrease) in net assets resulting from operations                   23,348,934                     (102,393,450)
                                                                       --------------------------   ------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Class A shares                                                                            --                               --
     Class B shares                                                                            --                               --
     Class C shares                                                                            --                               --
                                                                       --------------------------   ------------------------------
   Distributions from net realized gains
     Common Class shares                                                                       --                          (98,422)
     Advisor shares                                                                            --                          (12,023)
                                                                       --------------------------   ------------------------------
     Net decrease in net assets resulting from dividends and
       distributions                                                                           --                         (110,445)
                                                                       --------------------------   ------------------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                                        33,345,706                      131,226,241
   Reinvestment of dividends and distributions                                                 --                          109,170
   Net asset value of shares redeemed                                                 (96,896,076)                    (607,725,162)
                                                                       --------------------------   ------------------------------
     Net increase (decrease) in net assets from capital share
       transactions                                                                   (63,550,370)                    (476,389,751)
                                                                       --------------------------   ------------------------------
   Net increase (decrease) in net assets                                              (40,201,436)                    (578,893,646)
                                                                       --------------------------   ------------------------------
NET ASSETS
   Beginning of period                                                                400,779,168                      979,672,814
                                                                       --------------------------   ------------------------------
   End of period                                                       $              360,577,732   $                  400,779,168
                                                                       ==========================   ==============================
ACCUMULATED NET INVESTMENT LOSS                                        $               (2,100,393)  $                           --
                                                                       ==========================   ==============================

                                                                                          SMALL CAP GROWTH FUND
                                                                       -----------------------------------------------------------
                                                                           FOR THE SIX MONTHS
                                                                                 ENDED                       FOR THE YEAR
                                                                             APRIL 30, 2003                     ENDED
                                                                              (UNAUDITED)                  OCTOBER 31, 2002
                                                                       --------------------------   ------------------------------
FROM OPERATIONS
   Net investment loss                                                 $                 (246,797)  $                     (498,823)
   Net realized loss from investments                                                  (4,568,732)                      (5,878,573)
   Net change in unrealized appreciation (depreciation) from
     investments                                                                        7,092,716                       (2,296,548)
                                                                       --------------------------   ------------------------------
     Net increase (decrease) in net assets resulting from operations                    2,277,187                       (8,673,944)
                                                                       --------------------------   ------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Class A shares                                                                            --                               --
     Class B shares                                                                            --                               --
     Class C shares                                                                            --                               --
                                                                       --------------------------   ------------------------------
   Distributions from net realized gains
     Common Class shares                                                                       --                               --
     Advisor shares                                                                            --                               --
                                                                       --------------------------   ------------------------------
     Net decrease in net assets resulting from dividends and
        distributions                                                                          --                               --
                                                                       --------------------------   ------------------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                                        13,893,326                       75,293,387
   Reinvestment of dividends and distributions                                                 --                               --
   Net asset value of shares redeemed                                                 (16,283,023)                     (59,824,402)
                                                                       --------------------------   ------------------------------
     Net increase (decrease) in net assets from capital share
        transactions                                                                   (2,389,697)                      15,468,985
                                                                       --------------------------   ------------------------------
   Net increase (decrease) in net assets                                                 (112,510)                       6,795,041
                                                                       --------------------------   ------------------------------
NET ASSETS
   Beginning of period                                                                 43,239,890                       36,444,849
                                                                       --------------------------   ------------------------------
   End of period                                                       $               43,127,380   $                   43,239,890
                                                                       ==========================   ==============================
ACCUMULATED NET INVESTMENT LOSS                                        $                 (246,797)  $                           --
                                                                       ==========================   ==============================

                                                                                        STRATEGIC SMALL CAP FUND
                                                                       -----------------------------------------------------------
                                                                           FOR THE SIX MONTHS
                                                                                 ENDED                      FOR THE PERIOD
                                                                             APRIL 30, 2003                      ENDED
                                                                              (UNAUDITED)                    10/31/2002(1)
                                                                       --------------------------    -----------------------------
FROM OPERATIONS
   Net investment loss                                                 $                   (7,013)   $                      (2,816)
   Net realized loss from investments                                                     (35,502)                         (28,436)
   Net change in unrealized appreciation (depreciation) from
     investments                                                                           41,271                          (16,426)
                                                                       --------------------------    -----------------------------
     Net increase (decrease) in net assets resulting from operations                       (1,244)                         (47,678)
                                                                       --------------------------    -----------------------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Class A shares                                                                       (21,738)                              --
     Class B shares                                                                       (15,631)                              --
     Class C shares                                                                       (15,631)                              --
                                                                       --------------------------    -----------------------------
   Distributions from net realized gains
     Common Class shares                                                                       --                               --
     Advisor shares                                                                            --                               --
                                                                       --------------------------    -----------------------------
     Net decrease in net assets resulting from dividends and
        distributions                                                                     (53,000)                              --
                                                                       --------------------------    -----------------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                                                            70,037                        1,000,279
   Reinvestment of dividends and distributions                                                 --                               --
   Net asset value of shares redeemed                                                          --                               --
                                                                       --------------------------    -----------------------------
     Net increase (decrease) in net assets from capital share
        transactions                                                                       70,037                        1,000,279
                                                                       --------------------------    -----------------------------
   Net increase (decrease) in net assets                                                   15,793                          952,601
                                                                       --------------------------    -----------------------------
NET ASSETS
   Beginning of period                                                                    952,601                               --
                                                                       --------------------------    -----------------------------
   End of period                                                       $                  968,394    $                     952,601
                                                                       ==========================    =============================
ACCUMULATED NET INVESTMENT LOSS                                        $                  (61,368)   $                      (1,355)
                                                                       ==========================    =============================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                   FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2003     ---------------------------------------------------------------
                                                  (UNAUDITED)         2002         2001          2000         1999        1998
                                                --------------     ----------    ---------   -----------   -----------  ----------
PER SHARE DATA
  Net asset value, beginning of period          $        12.53     $    16.23    $   30.57   $     25.82   $     19.52  $    21.09

INVESTMENT OPERATIONS
  Net investment income (loss)                           (0.02)(1)      (0.07)(1)    (0.02)        (0.05)        (0.05)       0.01
  Net gain (loss) on investments
    (both realized and unrealized)                        0.22          (3.63)      (10.04)         7.72          7.27        2.31
                                                --------------     ----------    ---------   -----------   -----------  ----------
      Total from investment operations                    0.20          (3.70)      (10.06)         7.67          7.22        2.32
                                                --------------     ----------    ---------   -----------   -----------  ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --             --           --            --         (0.01)      (0.08)
  Distributions from net realized gains                     --           0.00(2)     (4.28)        (2.92)        (0.91)      (3.81)
                                                --------------     ----------    ---------   -----------   -----------  ----------
      Total dividends and distributions                     --             --        (4.28)        (2.92)        (0.92)      (3.89)
                                                --------------     ----------    ---------   -----------   -----------  ----------
NET ASSET VALUE, END OF PERIOD                  $        12.73     $    12.53    $   16.23   $     30.57   $     25.82  $    19.52
                                                ==============     ==========    =========   ===========   ===========  ==========
      Total return(3)                                     1.60%        (22.79)%     (37.59)%       31.50%        38.28%      12.75%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $      496,039     $  566,064    $ 899,234   $ 1,618,147   $ 1,005,670  $  646,657
    Ratio of expenses to average net assets(4)            1.24%(5)       1.11%        0.99%         0.98%         1.01%       1.00%
    Ratio of net investment income (loss) to
      average net assets                                 (0.41)%(5)     (0.45)%      (0.09)%       (0.19)%       (0.23)%      0.05%
    Decrease reflected in above operating
      expense ratios due to waivers                       0.02%(5)         --           --            --            --          --
  Portfolio turnover rate                                   25%            50%         100%          140%          144%        169%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .99%, .96%, 1.00% and 1.00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. For the year ended October 31, 2002 and the six months ended April 30, 2003 there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2003     ---------------------------------------------------------------
                                                  (UNAUDITED)         2002         2001          2000          1999         1998
                                                --------------     ----------    ---------    ----------    ----------   ---------
PER SHARE DATA
  Net asset value, beginning of period          $        12.16     $    15.82    $   29.88    $    25.28    $    19.21   $   20.82
                                                --------------     ----------    ---------    ----------    ----------   ---------

INVESTMENT OPERATIONS
  Net investment loss                                    (0.05)(1)      (0.14)(1)    (0.12)        (0.21)        (0.20)      (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                        0.21          (3.52)       (9.81)         7.58          7.18        2.29
                                                --------------     ----------    ---------    ----------    ----------   ---------
      Total from investment operations                    0.16          (3.66)       (9.93)         7.37          6.98        2.20
                                                --------------     ----------    ---------    ----------    ----------   ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                     --           0.00(2)     (4.13)        (2.77)        (0.91)      (3.81)
                                                --------------     ----------    ---------    ----------    ----------   ---------
NET ASSET VALUE, END OF PERIOD                  $        12.32     $    12.16    $   15.82    $    29.88    $    25.28   $   19.21
                                                ==============     ==========    =========    ==========    ==========   =========
      Total return(3)                                     1.32%        (23.13)%     (37.91)%       30.83%        37.62%      12.23%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $       15,047     $   16,693    $  25,882    $   34,058    $   29,299   $  26,836
    Ratio of expenses to average net assets(4)            1.74%(5)       1.61%        1.49%         1.48%         1.51%       1.43%
    Ratio of net investment loss to average
      net assets                                         (0.90)%(5)     (0.96)%      (0.62)%       (0.69)%       (0.73)%     (0.39)%
    Decrease reflected in above operating
      expense ratios due to waivers                       0.02%(5)         --           --            --            --          --
  Portfolio turnover rate                                   25%            50%         100%          140%          144%        169%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.49%, 1.46%, 1.50% and 1.43% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. For the year ended October 31, 2002 and the six months ended April 30, 2003 there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE SIX MONTHS     FOR THE PERIOD
                                                                           ENDED                ENDED
                                                                     APRIL 30, 2003          OCTOBER 31,
                                                                        (UNAUDITED)             2002(1)
                                                                    ------------------     --------------
PER SHARE DATA
  Net asset value, beginning of period                              $            12.50     $        17.75
                                                                    ------------------     --------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                         (0.04)             (0.09)
  Net gain (loss) on investments (both realized and unrealized)                   0.23              (5.16)
                                                                    ------------------     --------------
      Total from investment operations                                            0.19              (5.25)
                                                                    ------------------     --------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                             --               0.00(3)
                                                                    ------------------     --------------
NET ASSET VALUE, END OF PERIOD                                      $            12.69     $        12.50
                                                                    ==================     ==============
      Total return(4)                                                             1.52%            (29.57)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $              595     $          450
    Ratio of expenses to average net assets(5),(6)                                1.49%              1.40%
    Ratio of net investment loss to average net assets(5),(6)                    (0.70)%            (0.77)%
    Decrease reflected in above operating expense ratios
      due to waivers(5)                                                           0.02%                --
  Portfolio turnover rate                                                           25%                50%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class A Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE SIX MONTHS     FOR THE PERIOD
                                                                           ENDED                ENDED
                                                                      APRIL 30, 2003         OCTOBER 31,
                                                                        (UNAUDITED)             2002(1)
                                                                    ------------------     --------------
PER SHARE DATA
  Net asset value, beginning of period                              $            12.41     $        17.75
                                                                    ------------------     --------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                         (0.09)             (0.18)
  Net gain (loss) on investments (both realized and unrealized)                   0.23              (5.16)
                                                                    ------------------     --------------
      Total from investment operations                                            0.14              (5.34)
                                                                    ------------------     --------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                             --               0.00(3)
                                                                    ------------------     --------------
      Total distributions                                                           --                 --
                                                                    ------------------     --------------
NET ASSET VALUE, END OF PERIOD                                      $            12.55     $        12.41
                                                                    ==================     ==============
      Total return(4)                                                             1.13%            (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $              268     $          206
    Ratio of expenses to average net assets(5),(6)                                2.24%              2.15%
    Ratio of net investment loss to average net assets(5)                        (1.46)%            (1.51)%
    Decrease reflected in above operating expense ratios due to waivers(5)        0.02%                --
  Portfolio turnover rate                                                           25%                50%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class B Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE SIX MONTHS         FOR THE
                                                                      ENDED             PERIOD ENDED
                                                                 APRIL 30, 2003          OCTOBER 31,
                                                                   (UNAUDITED)             2002(1)
                                                               ------------------    ------------------
PER SHARE DATA
  Net asset value, beginning of period                         $            12.41    $            17.75
                                                               ------------------    ------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                    (0.09)                (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                                           0.23                 (5.16)
                                                               ------------------    ------------------

      Total from investment operations                                       0.14                 (5.34)
                                                               ------------------    ------------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                        --                  0.00(3)
                                                               ------------------    ------------------

NET ASSET VALUE, END OF PERIOD                                 $            12.55    $            12.41
                                                               ==================    ==================

      Total return(4)                                                        1.13%               (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $               80    $               93
    Ratio of expenses to average net assets(5),(6)                           2.24%                 2.14%
    Ratio of net investment loss to average net assets(5)                   (1.42)%               (1.49)%
    Decrease reflected in above operating expense
      ratios due to waivers(5)                                               0.02%                   --
  Portfolio turnover rate                                                      25%                   50%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class C Shares' expense ratio.

                          See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                          FOR THE SIX
                                          MONTHS ENDED                             FOR THE YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2003    ----------------------------------------------------------------------
                                          (UNAUDITED)        2002            2001           2000           1999           1998
                                         --------------    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period   $       18.98     $    23.60     $    50.24     $    43.73     $    33.69     $    39.66
                                         -------------     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                            (0.10)(1)      (0.23)(1)      (0.26)         (0.33)         (0.33)         (0.12)
  Net gain (loss) on investments
    (both realized and unrealized)                1.42          (4.39)        (17.89)         13.07          10.37          (3.46)
                                         -------------     ----------     ----------     ----------     ----------     ----------
      Total from investment operations            1.32          (4.62)        (18.15)         12.74          10.04          (3.58)
                                         -------------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains             --           0.00(2)       (8.49)         (6.23)            --          (2.39)
                                         -------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD            $      20.30     $    18.98     $    23.60     $    50.24     $    43.73     $    33.69
                                         =============     ==========     ==========     ==========     ==========     ==========
      Total return(3)                             6.95%        (19.57)%       (42.61)%        30.60%         29.80%         (9.40)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                         $    325,031     $  357,872     $  877,983     $2,114,737     $1,592,595     $1,532,521
    Ratio of expenses to average
      net assets(4)                               1.47%(5)       1.35%          1.28%          1.19%          1.23%          1.22%
    Ratio of net investment loss to
      average net assets                         (1.10)%(5)     (0.98)%        (0.73)%        (0.65)%        (0.75)%        (0.48)%
    Decrease reflected in above
      operating expense ratios due to
      waivers(5)                                  0.03%(5)         --             --             --             --             --
  Portfolio turnover rate                           22%            67%           177%           191%           154%            92%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class Shares' operating expense ratio after reflecting these arrangements were 1.28%, 1.17%, 1.22% and 1.22% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the year ended October 31, 2002 and the six months ended April 30, 2003 there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)


                                          FOR THE SIX
                                          MONTHS ENDED                             FOR THE YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2003    ----------------------------------------------------------------------
                                          (UNAUDITED)        2002            2001           2000           1999           1998
                                         --------------    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of
   period                                $       17.90     $    22.38     $    48.02     $    41.99     $    32.51     $    38.50
                                         -------------     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                            (0.14)(1)      (0.33)(1)      (0.46)         (0.61)         (0.65)         (0.49)
  Net gain (loss) on investments
    (both realized and unrealized)                1.34          (4.15)        (16.96)         12.61          10.13          (3.11)
                                         -------------     ----------     ----------     ----------     ----------     ----------
      Total from investment operations            1.20          (4.48)        (17.42)         12.00           9.48          (3.60)
                                         -------------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Distributions from net realized
   gains                                            --           0.00(2)       (8.22)         (5.97)            --          (2.39)
                                         -------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD           $       19.10     $    17.90     $    22.38     $    48.02     $    41.99     $    32.51
                                         =============     ==========     ==========     ==========     ==========     ==========
      Total return(3)                             6.70%        (20.01)%       (42.88)%        29.96%         29.16%         (9.75)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                        $      35,543     $   42,906     $  101,690     $  277,802     $  228,244     $  311,023
    Ratio of expenses to average
      net assets(4)                               1.97%(5)       1.85%          1.78%          1.69%          1.72%          1.62%
    Ratio of net investment loss to
      average net assets                         (1.59)%(5)     (1.49)%        (1.23)%        (1.15)%        (1.25)%        (0.87)%
    Decrease reflected in above
      operating expense ratios due to
      waivers                                     0.03%(5)         --             --             --             --             --
  Portfolio turnover rate                           22%            67%           177%           191%           154%            92%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Advisor Class Shares' operating expense ratios after reflecting these arrangements were 1.78%, 1.67%, 1.71%, and 1.62% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the year ended October 31, 2002 and the six months ended April 30, 2003 there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX        FOR THE
                                                               MONTHS ENDED      PERIOD ENDED
                                                               APRIL 30, 2003      OCTOBER 31,
                                                                (UNAUDITED)         2002(1)
                                                               -------------     -------------
PER SHARE DATA
  Net asset value, beginning of period                         $       18.90     $       25.92
                                                               -------------     -------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.14)            (0.28)
  Net gain (loss) on investments
    (both realized and unrealized)                                      1.42             (6.74)
                                                               -------------     -------------
      Total from investment operations                                  1.28             (7.02)
                                                               -------------     -------------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                   --              0.00(3)
                                                               -------------     -------------
NET ASSET VALUE, END OF PERIOD                                 $       20.18     $       18.90
                                                               =============     =============
      Total return(4)                                                   6.77%           (27.08)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                     $           4     $           1
    Ratio of expenses to average net assets(5),(6)                      1.72%             1.71%
    Ratio of net investment loss to average net assets(5)              (1.46)%           (1.35)%
    Decrease reflected in above operating expense
      ratios due to waivers(5)                                          0.01%               --
  Portfolio turnover rate                                                 22%               67%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class A Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                          FOR THE SIX
                                          MONTHS ENDED                             FOR THE YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2003    ----------------------------------------------------------------------
                                          (UNAUDITED)        2002            2001           2000           1999           1998
                                          ------------     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of
   period                                 $      12.58     $    15.38     $    23.11     $    16.60     $    10.11     $    12.25
                                          ------------     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                            (0.08)(1)      (0.18)(1)      (0.18)         (0.13)         (0.13)         (0.34)
  Net gain (loss) on investments
    (both realized and unrealized)                0.74          (2.62)         (7.55)          7.28           6.62          (1.74)
                                          ------------     ----------     ----------     ----------     ----------     ----------
      Total from investment operations            0.66          (2.80)         (7.73)          7.15           6.49          (2.08)
                                          ------------     ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income              --             --             --             --             --          (0.06)
  Distributions from net realized gains             --             --             --          (0.64)            --             --
                                          ------------     ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions             --             --             --          (0.64)            --          (0.06)
                                          ------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD            $      13.24     $    12.58     $    15.38     $    23.11     $    16.60     $    10.11
                                          ============     ==========     ==========     ==========     ==========     ==========
      Total return(2)                             5.25%        (18.21)%       (33.45)%        43.65%         64.19%        (17.00)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
   omitted)                               $     42,794     $   42,918     $   36,445     $   47,900     $    9,020     $    4,544
    Ratio of expenses to average net
     assets(3)                                    1.40%(4)       1.40%          1.40%          1.42%          1.41%          1.40%
    Ratio of net investment loss to
      average net assets                         (1.22)%(4)     (1.18)%        (1.04)%        (0.80)%        (1.06)%        (0.95)%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                      1.08%(4)       0.98%          0.54%          0.56%          2.13%          1.10%
  Portfolio turnover rate                           35%            72%            74%            94%           192%           115%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Shares' operating expense ratio after reflecting these arrangements was 1.40% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the year ended October 31, 2002 and the six months ended April 30, 2003 there were no transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX         FOR THE
                                                               MONTHS ENDED      PERIOD ENDED
                                                               APRIL 30, 2003     OCTOBER 31,
                                                                (UNAUDITED)          2002(1)
                                                               -------------     -------------
PER SHARE DATA
  Net asset value, beginning of period                         $       12.57     $       16.88
                                                               -------------     -------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.08)            (0.15)
  Net gain (loss) on investments (both realized and
    unrealized)                                                         0.74             (4.16)
                                                               -------------     -------------
      Total from investment operations                                  0.66             (4.31)
                                                               -------------     -------------
NET ASSET VALUE, END OF PERIOD                                 $       13.23     $       12.57
                                                               =============     =============
      Total return(3)                                                   5.25%           (25.53)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $         333     $         322
    Ratio of expenses to average net assets(4),(5)                      1.40%             1.40%
    Ratio of net investment loss to average net assets(4)              (1.22)%           (1.14)%
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements(4)                                  1.08%             1.13%
  Portfolio turnover rate                                                 35%               72%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class A Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX         FOR THE
                                                               MONTHS ENDED      PERIOD ENDED
                                                               APRIL 30, 2003     OCTOBER 31,
                                                                (UNAUDITED)          2002(1)
                                                               -------------     -------------
PER SHARE DATA
  Net asset value, beginning of period                         $        9.54     $       10.00
                                                               -------------     -------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.05)            (0.02)
  Net gain (loss) on investments (both realized and
    unrealized)                                                         0.04             (0.44)
                                                               -------------     -------------
      Total from investment operations                                 (0.01)            (0.46)
                                                               -------------     -------------

LESS DIVIDENDS
  Dividends from net investment income                                 (0.54)               --
                                                               -------------     -------------
NET ASSET VALUE, END OF PERIOD                                 $        8.99     $        9.54
                                                               =============     =============
      Total return(3)                                                  (0.17)%           (4.60)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $         426     $         381
    Ratio of expenses to average net assets(4),(5)                      1.40%             1.40%
    Ratio of net investment loss to average net assets(4)              (1.09)            (0.90)%
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements(4)                                 36.25%            39.96%
  Portfolio turnover rate                                                 31%               33%

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class A Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX         FOR THE
                                                               MONTHS ENDED      PERIOD ENDED
                                                               APRIL 30, 2003     OCTOBER 31,
                                                                (UNAUDITED)          2002(1)
                                                               -------------     -------------
PER SHARE DATA
  Net asset value, beginning of period                         $        9.52     $       10.00
                                                               -------------     -------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.08)            (0.03)
  Net gain (loss) on investments (both realized and
    unrealized)                                                         0.04             (0.45)
                                                               -------------     -------------
      Total from investment operations                                 (0.04)            (0.48)
                                                               -------------     -------------

LESS DIVIDENDS
  Dividends from net investment income                                 (0.52)               --
                                                               -------------     -------------
NET ASSET VALUE, END OF PERIOD                                 $        8.96     $        9.52
                                                               =============     =============
      Total return(3)                                                  (0.62)%           (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $         269     $         286
    Ratio of expenses to average net assets(4),(5)                      2.15%             2.15%
    Ratio of net investment loss to average net assets(4)              (1.84)%           (1.65)%
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements(4)                                 36.25%            39.96%
  Portfolio turnover rate                                                 31%               33%

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class B Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX         FOR THE
                                                               MONTHS ENDED      PERIOD ENDED
                                                               APRIL 30, 2003     OCTOBER 31,
                                                                (UNAUDITED)          2002(1)
                                                               -------------     -------------
PER SHARE DATA
  Net asset value, beginning of period                         $        9.52     $       10.00
                                                               -------------     -------------
INVESTMENT OPERATIONS
  Net investment loss(2)                                               (0.08)            (0.03)
  Net gain (loss) on investments (both realized and
    unrealized)                                                         0.04             (0.45)
                                                               -------------     -------------
      Total from investment operations                                 (0.04)            (0.48)
                                                               -------------     -------------
LESS DIVIDENDS
  Dividends from net investment income                                 (0.52)               --
                                                               -------------     -------------
NET ASSET VALUE, END OF PERIOD                                 $        8.96     $        9.52
                                                               =============     =============
      Total return(3)                                                  (0.62)%           (4.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $         274     $         286
    Ratio of expenses to average net assets(4),(5)                      2.15%             2.15%
    Ratio of net investment loss to average net assets(4)              (1.84)%           (1.65)%
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements(4)                                 36.25%            39.96%
  Portfolio turnover rate                                                 31%               33%

----------
(1)  For the period August 15, 2002 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on Class C Shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Emerging Growth Fund ("Emerging Growth"), Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), and Credit Suisse Strategic Small Cap Fund ("Strategic Small Cap"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Capital Appreciation and Small Cap Growth are diversified as defined in the 1940 Act. Emerging Growth and Strategic Small Cap are non-diversified. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Emerging Growth, Small Cap Growth and Strategic Small Cap were incorporated under the laws of the State of Maryland on November 12, 1987, October 31, 1996, and June 26, 2001, respectively.

     Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Emerging Growth seeks maximum capital appreciation, Small Cap Growth seeks growth of capital and Strategic Small Cap seeks capital appreciation.

     Capital Appreciation offers five classes of shares, Common Class, Advisor Class, Class A, Class B, and Class C. Emerging Growth offers three classes of shares, Common Class, Advisor Class, and Class A shares. Small Cap Growth offers Common Class and Class A shares. Strategic Small Cap offers Class A, Class B and Class C shares. Effective December 12, 2001, Capital Appreciation, Emerging Growth and Small Cap Growth closed the Common Class shares to new investors. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Common Class shares of Small Cap Growth bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Common Class shares. Common Class shares of Capital Appreciation and Emerging Growth are not subject to distribution fees. Advisor Class shares of Capital Appreciation and Emerging Growth Funds bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed 0.75% of the average daily net assets of the applicable Fund's Advisor Class shares. Advisor Class shares currently bear expenses of 0.50% of average daily net assets. Class A shares of each Fund are sold subject to a maximum front end sales charge of 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of each Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the applicable Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the applicable Fund's Class C shares.

     A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash Collateral received by the Funds in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan at April 30, 2003.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Funds will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Funds shall be reduced to such lower fee amount.

     I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes).

     Other risks of investing in foreign securities include liquidity and valuation risks. These Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

     Capital Appreciation and Emerging Growth may invest up to 10% of its total assets in non-publicly traded securities. Small Cap Growth and Strategic Small

Cap each may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

     Strategic Small Cap capitalized certain costs which were included in the offering of its shares. These costs amounted to $183,800 and are being amortized over a twelve month period from inception date.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser to each Fund. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, of each Fund's average daily net assets:

           FUND                                          ANNUAL RATE
           ----                                          -----------
           Capital Appreciation                0.70% of average daily net assets
           Emerging Growth                     0.90% of average daily net assets
           Small Cap Growth                    1.00% of average daily net assets
           Strategic Small Cap                 0.95% of average daily net assets

     For the six months ended April 30, 2003, investment advisory fees earned, voluntarily waived, and expenses reimbursed for the Funds were as follows:

                                      GROSS                       NET
                                     ADVISORY                   ADVISORY        EXPENSE
     FUND                              FEE          WAIVER        FEE        REIMBURSEMENT
     ----                          -----------    ---------    -----------   -------------
     Capital Appreciation          $ 1,824,901    $ (54,566)   $ 1,770,335     $        --
     Emerging Growth                 1,649,902      (49,046)     1,600,856              --
     Small Cap Growth                  202,135     (202,135)            --         (15,682)
     Strategic Small Cap                 4,362       (4,362)            --        (162,296)

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

     For its co-administrative services, CSAMSI is entitled to receive a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

     For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATOR FEE
           ----                                     --------------------
           Capital Appreciation                         $ 260,700
           Emerging Growth                                183,323
           Small Cap Growth                                20,213
           Strategic Small Cap                                459

     For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                  0.050% of average daily net assets
           Next $5 billion                   0.035% of average daily net assets
           Over $10 billion                  0.020% of average daily net assets

     For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATOR FEE
           ----                                     --------------------
           Capital Appreciation                         $ 160,289
           Emerging Growth                                112,904
           Small Cap Growth                                15,141
           Strategic Small Cap                              2,603

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation and Emerging Growth, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets of each Fund. For the Class B and Class C shares of Capital Appreciation and Strategic Small Cap, the fee is calculated at an annual rate of 1.00% of average daily net assets of such Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2003, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                       ----------------
           Capital Appreciation
           CLASS
            Advisor                                       $ 35,931
            Class A                                            592
            Class B                                          1,100
            Class C                                            418
                                                          --------
                                                          $ 38,041
                                                          ========

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                       ----------------
           Emerging Growth
           CLASS
            Advisor                                       $ 92,303
            Class A                                              2
                                                          --------
                                                          $ 92,305
                                                          ========
           Small Cap Growth
           CLASS
            Common                                        $ 50,132
            Class A                                            402
                                                          --------
                                                          $ 50,534
                                                          ========
           Strategic Small Cap
           CLASS
            Class A                                        $   483
            Class B                                          1,326
            Class C                                          1,335
                                                           -------
                                                           $ 3,144
                                                           =======

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2003, the Funds reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:

           FUND                                           AMOUNT
           ----                                         ---------
           Capital Appreciation                         $ 434,946
           Emerging Growth                                336,979
           Small Cap Growth                                50,584
           Strategic Small Cap                                 --

     For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

           FUND                                            AMOUNT
           ----                                            ------
           Capital Appreciation                            $  305
           Emerging Growth                                     --
           Small Cap Growth                                   562
           Strategic Small Cap                              1,313

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid for its services by the Funds as follows:

           FUND                                            AMOUNT
           ----                                           -------
           Small Cap Growth                               $ 8,434
           Strategic Small Cap                              9,196

NOTE 3. LINE OF CREDIT

     The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 the Funds had no loans outstanding under the Credit Facility. During the six months ended April 30, 2003, the Funds had borrowings under the Credit Facility as follows:

                           AVERAGE DAILY     WEIGHTED AVERAGE    MAXIMUM DAILY
  FUND                     LOAN BALANCE       INTEREST RATE%   LOAN OUTSTANDING
  ----                    --------------     ----------------  -----------------
  Capital Appreciation    $ 10,061,000             1.772%        $ 10,840,000
  Emerging Growth            5,362,000             1.750%           5,765,000
  Small Cap Growth           2,565,200             1.760%           2,713,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                                   PURCHASES         SALES
           ----                                 -------------   -------------
           Capital Appreciation                 $ 127,651,793   $ 226,811,310
           Emerging Growth                         76,600,168     134,349,544
           Small Cap Growth                        13,579,480      14,362,469
           Strategic Small Cap                        336,399         235,601

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                                                            NET UNREALIZED
                                                        UNREALIZED        UNREALIZED         APPRECIATION
        FUND                        IDENTIFIED COST    APPRECIATION      DEPRECIATION       (DEPRECIATION)
        ----                        ---------------    ------------      ------------      ---------------
        Capital Appreciation        $   516,286,491   $    50,424,243   $   (58,116,996)   $    (7,692,753)
        Emerging Growth                 363,557,181        56,667,692       (61,215,017)        (4,547,325)
        Small Cap Growth                 43,778,591         5,979,418        (6,288,764)          (309,346)
        Strategic Small Cap                 806,275            92,803           (67,958)            24,845

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Funds are restricted as to resale and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2003, value per share of such security and percentage of net assets which the securities represent.

                                                                                                                         PERCENTAGE
                                                                                                                           OF NET
                            SECURITY         NUMBER OF        ACQUISTION                         FAIR        VALUE PER     ASSET
   FUND                   DESCRIPTION         SHARES             DATE           COST             VALUE         SHARE       VALUE
   ----                   -----------        ---------        ----------        ----             -----       ---------   ---------
   Emerging Growth      Celletra Ltd         1,102,524         4/05/2000   $     7,000,000   $          --   $      --        0.00%
                        Opal Concepts          792,603         8/31/1995         1,999,999              --          --        0.00%
                        Netwolves Corp       1,000,000        11/07/2001         1,742,000       1,480,000        1.48        0.41%
   Small Cap Growth     Planetweb, Inc.         27,600         9/08/2000           149,913           1,932        0.07        0.00%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Emerging Growth and Small Cap Growth have four billion full and fractional shares of capital stock authorized. Emerging Growth has one billion and Small Cap Growth has two billion of those shares classified as Common class shares. Strategic Small Cap has three billion full and fractional shares of capital stock authorized. Emerging Growth has two billion and Small Cap Growth has one billion of those shares classified as Advisor class shares. Emerging Growth, Small Cap Growth and Strategic Small Cap have one billion of those shares classified as Class A shares. Strategic Small Cap has one billion of those shares classified as Class B shares and Class C shares. All of the Funds shares have a par value of $.001 per share. Transactions in classes of each Fund were as follows:

                                                                      CAPITAL APPRECIATION
                                           ------------------------------------------------------------------------
                                                                          COMMON CLASS
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)                OCTOBER 31, 2002
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                      3,046,331    $    37,557,626         17,137,894    $   273,794,775
Shares issued in reinvestment
  of distributions                                      --                 --              3,458             62,484
Shares redeemed                                 (9,267,790)      (114,483,139)       (27,374,743)      (419,401,989)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease                                    (6,221,459)   $   (76,925,513)       (10,233,391)   $  (145,544,730)
                                           ===============    ===============    ===============    ===============

                                                                      CAPITAL APPRECIATION
                                           ------------------------------------------------------------------------
                                                                          ADVISOR CLASS
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)                OCTOBER 31, 2002
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                        201,588    $     2,415,431            619,470    $     8,855,133
Shares issued in reinvestment
  of distributions                                      --                 --                109              1,924
Shares redeemed                                   (353,751)        (4,309,528)          (882,304)       (12,218,492)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease                                      (152,163)   $    (1,894,097)          (262,725)   $    (3,361,435)
                                           ===============    ===============    ===============    ===============

                                                                      CAPITAL APPRECIATION
                                           ------------------------------------------------------------------------
                                                                             CLASS A
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(1)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                         16,330    $       199,721             41,079    $       563,424
Shares redeemed                                     (5,409)           (65,563)            (5,111)           (59,757)
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                        10,921    $       134,158             35,968    $       503,667
                                           ===============    ===============    ===============    ===============

                                                                      CAPITAL APPRECIATION
                                           ------------------------------------------------------------------------
                                                                             CLASS B
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(1)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                         13,008    $       157,780             19,968    $       279,354
Shares redeemed                                     (8,221)           (98,375)            (3,389)           (42,956)
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                         4,787    $        59,405             16,579    $       236,398
                                           ===============    ===============    ===============    ===============

                                                                      CAPITAL APPRECIATION
                                           ------------------------------------------------------------------------
                                                                             CLASS C
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(1)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                            764    $         9,275              8,584    $       121,896
Shares redeemed                                     (1,865)           (22,860)            (1,108)           (13,572)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                             (1,101)   $       (13,585)             7,476    $       108,324
                                           ===============    ===============    ===============    ===============

                                                                       EMERGING GROWTH
                                           ------------------------------------------------------------------------
                                                                         COMMON CLASS
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)                OCTOBER 31, 2002
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                      1,541,948    $    29,658,332          5,219,691    $   124,703,050
Shares issued in reinvestment
  of distributions                                      --                 --              3,599             97,148
Shares redeemed                                 (4,387,174)       (83,531,276)       (23,572,373)      (551,953,242)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease                                    (2,845,226)   $   (53,872,944)       (18,349,083)   $  (427,153,044)
                                           ===============    ===============    ===============    ===============

                                                                       EMERGING GROWTH
                                           ------------------------------------------------------------------------
                                                                        ADVISOR CLASS
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)                OCTOBER 31, 2002
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                        202,469    $     3,684,875            290,550    $     6,522,051
Shares issued in reinvestment
  of distributions                                      --                 --                470             12,022
Shares redeemed                                   (738,373)       (13,364,800)        (2,438,342)       (55,771,920)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease                                      (535,904)   $    (9,679,925)        (2,147,322)   $   (49,237,847)
                                           ===============    ===============    ===============    ===============

                                                                       EMERGING GROWTH
                                           ------------------------------------------------------------------------
                                                                           CLASS A
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(1)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                            139    $         2,499                 44    $         1,140
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                           139    $         2,499                 44    $         1,140
                                           ===============    ===============    ===============    ===============

                                                                        SMALL CAP GROWTH
                                           ------------------------------------------------------------------------
                                                                          COMMON CLASS
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)                OCTOBER 31, 2002
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                      1,089,356    $    13,866,484          4,756,064    $    74,660,322
Shares redeemed                                 (1,267,846)       (16,250,290)        (3,714,321)       (59,611,761)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                           (178,490)   $    (2,383,806)         1,041,743    $    15,048,561
                                           ===============    ===============    ===============    ===============

                                                                        SMALL CAP GROWTH
                                           ------------------------------------------------------------------------
                                                                             CLASS A
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(1)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                          2,181    $        26,842             42,063    $       633,065
Shares redeemed                                     (2,606)           (32,733)           (16,471)          (212,641)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                               (425)   $        (5,891)            25,592    $       420,424
                                           ===============    ===============    ===============    ===============

                                                                       STRATEGIC SMALL CAP
                                           ------------------------------------------------------------------------
                                                                             CLASS A
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(2)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                          7,357    $        65,447             40,000    $       400,000
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                         7,357    $        65,447             40,000    $       400,000
                                           ===============    ===============    ===============    ===============

                                                                       STRATEGIC SMALL CAP
                                           ------------------------------------------------------------------------
                                                                             CLASS B
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(2)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                             --    $            --             30,000    $       300,000
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                            --    $            --             30,000    $       300,000
                                           ===============    ===============    ===============    ===============

                                                                       STRATEGIC SMALL CAP
                                           ------------------------------------------------------------------------
                                                                             CLASS C
                                           ------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                               APRIL 30, 2003 (UNAUDITED)               OCTOBER 31, 2002(2)
                                           ------------------------------------------------------------------------
                                                SHARES             VALUE             SHARES              VALUE
                                           ---------------    ---------------    ---------------    ---------------
Shares sold                                            550    $         4,590             30,000    $       300,279
                                           ---------------    ---------------    ---------------    ---------------
Net increase                                           550    $         4,590             30,000    $       300,279
                                           ===============    ===============    ===============    ===============

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.
(2)  For the period August 15, 2002 (inception date) through October 31, 2002.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Fund were as follows:

                                          NUMBER OF         APPROXIMATE PERCENTAGE
           FUND                         SHAREHOLDERS        OF OUTSTANDING SHARES
           ----                         ------------        ----------------------
           Capital Appreciation
           CLASS
           Common                            3                       34%
           Advisor                           2                       66%
           Class A                           9                       85%
           Class B                           7                       70%
           Class C                           4                       85%

           Emerging Growth
           CLASS
           Common                            4                       58%
           Advisor                           1                       92%
           Class A                           2                       96%

           Small Cap Growth
           CLASS
           Common                            3                       71%
           Class A                           6                       72%

           Strategic Small Cap
           CLASS
           Class A                           2                       90%
           Class C                           1                       98%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Capital Appreciation Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. Only Proposal 1 was approved.

1. To Elect the Following Nominees as Directors:

                                              FOR                   WITHHELD
                                           ----------              ---------
           Richard H. Francis              18,995,581              5,591,423
           Jack W. Fritz                   18,997,653              5,589,351
           Joseph D. Gallagher             18,994,288              5,592,716
           Jeffrey E. Garten               18,984,380              5,602,625
           Peter F. Krogh                  18,986,509              5,600,495
           James S. Pasman, Jr.            18,986,937              5,600,067
           Steven N. Rappaport             19,003,699              5,583,305
           William W. Priest               18,989,504              5,597,501

           Total Eligible Shares           41,985,692
           Total Shares Voted              24,587,004
           % of Shares Voted                    58.56%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,170,820                36.13%             61.70%
           Against             5,120,140                12.20%             20.83%
           Abstain             1,239,031                 2.95%              5.04%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,331,338                36.52%             62.36%
           Against             4,959,409                11.81%             20.17%
           Abstain             1,239,245                 2.95%              5.04%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,346,869                36.55%             62.42%
           Against             4,955,830                11.80%             20.16%
           Abstain             1,227,293                 2.92%              4.99%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,149,165                36.08%             61.62%
           Against             5,136,255                12.23%             20.89%
           Abstain             1,244,571                 2.96%              5.06%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,106,793                35.98%             61.44%
           Against             5,178,610                12.33%             21.07%
           Abstain             1,244,587                 2.96%              5.06%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,254,907                36.33%             62.05%
           Against             5,041,250                12.01%             20.50%
           Abstain             1,233,834                 2.94%              5.02%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-G. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,115,031                36.00%             61.47%
           Against             5,149,999                12.27%             20.95%
           Abstain             1,264,961                 3.01%              5.15%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-H. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,290,931                36.42%             62.19%
           Against             5,001,246                11.91%             20.34%
           Abstain             1,237,814                 2.95%              5.04%
           Broker Non-votes    3,057,013                 7.28%             12.43%

2-I. To Remove the Fundamental Investment Restriction on Acquiring More than 10% of Voting Securities of Any One Issuer:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                15,152,365                36.09%             61.63%
           Against             5,119,391                12.19%             20.82%
           Abstain             1,258,235                 3.00%              5.12%
           Broker Non-votes    3,057,013                 7.28%             12.43%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                14,419,872                34.35%             58.65%
           Against             5,986,798                14.26%             24.93%
           Abstain             1,123,321                 2.68%              4.57%
           Broker Non-votes    3,057,013                 7.28%             12.43%

4-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                14,601,666                34.78%             59.39%
           Against             5,788,494                13.79%             23.54%
           Abstain             1,139,831                 2.71%              4.64%
           Broker Non-votes    3,057,013                 7.28%             12.43%

4-B. To Amend the Charter Document to Allow Mergers Without Shareholder
Approval:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                14,307,073                34.08%             58.19%
           Against             6,128,977                14.60%             24.83%
           Abstain             1,093,942                 2.61%              4.45%
           Broker Non-votes    3,057,013                 7.28%             12.43%

CREDIT SUISSE EMERGING GROWTH FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Emerging Growth Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals except Proposal 4 were approved.

1. To Elect the Following Nominees as Directors:

                                              FOR                   WITHHELD
                                           ----------              ---------
           Richard H. Francis              11,834,284              1,140,909
           Jack W. Fritz                   11,838,847              1,136,347
           Joseph D. Gallagher             11,832,261              1,142,933
           Jeffrey E. Garten               11,826,393              1,148,801
           Peter F. Krogh                  11,835,403              1,139,790
           James S. Pasman, Jr.            11,824,005              1,151,189
           Steven N. Rappaport             11,836,903              1,138,291
           William W. Priest               11,831,484              1,143,709

           Total Eligible Shares           18,751,885
           Total Shares Voted              12,975,194
           % of Shares Voted                    69.19%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,593,788                51.16%             73.94%
           Against               707,583                 3.77%              5.45%
           Abstain             1,136,367                 6.06%              8.76%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,573,494                51.05%             73.78%
           Against               733,831                 3.91%              5.66%
           Abstain             1,130,414                 6.03%              8.71%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,635,770                51.39%             74.26%
           Against               674,117                 3.60%              5.20%
           Abstain             1,127,851                 6.01%              8.69%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,584,326                51.11%             73.87%
           Against               713,004                 3.80%              5.49%
           Abstain             1,140,409                 6.08%              8.79%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,565,678                51.01%             73.72%
           Against               733,572                 3.91%              5.65%
           Abstain             1,138,489                 6.07%              8.78%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,627,474                51.34%             74.20%
           Against               679,014                 3.62%              5.23%
           Abstain             1,131,251                 6.03%              8.72%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-G. To Remove the Fundamental Investment Restriction on Pledging Assets:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,582,087                51.01%             73.85%
           Against               716,925                 3.82%              5.53%
           Abstain             1,138,727                 6.07%              8.77%
           Broker Non-votes    1,537,455                 8.20%             11.85%

2-H. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,561,455                50.99%             73.69%
           Against               746,767                 3.98%              5.76%
           Abstain             1,129,516                 6.02%              8.70%
           Broker Non-votes    1,537,455                 8.20%             11.85%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 8,917,871                47.56%             68.73%
           Against             1,403,476                 7.49%             10.82%
           Abstain             1,116,391                 5.95%              8.60%
           Broker Non-votes    1,537,455                 8.20%             11.85%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 9,064,218                48.34%             69.86%
           Against             1,149,838                 6.13%              8.86%
           Abstain             1,223,683                 6.53%              9.43%
           Broker Non-votes    1,537,455                 8.20%             11.85%

CREDIT SUISSE SMALL CAP GROWTH FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Small Cap Growth Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Directors:

                                              FOR                   WITHHELD
                                           ---------                --------
           Richard H. Francis              2,176,762                  63,748
           Jack W. Fritz                   2,176,759                  63,751
           Joseph D. Gallagher             2,178,521                  61,989
           Jeffrey E. Garten               2,174,280                  66,230
           Peter F. Krogh                  2,174,065                  66,445
           James S. Pasman, Jr.            2,173,459                  67,051
           Steven N. Rappaport             2,179,230                  61,280
           William W. Priest               2,174,327                  66,183

           Total Eligible Shares           3,174,429
           Total Shares Voted              2,240,510
           % of Shares Voted                   70.58%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,703,554                53.67%             76.03%
           Against                39,790                 1.25%              1.78%
           Abstain               140,214                 4.42%              6.26%
           Broker Non-votes      356,952                11.25%             15.93%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,703,786                53.67%             76.05%
           Against                39,707                 1.25%              1.77%
           Abstain               140,065                 4.41%              6.25%
           Broker Non-votes      356,952                11.25%             15.93%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,703,994                53.65%             76.01%
           Against                39,477                 1.24%              1.76%
           Abstain               141,087                 4.44%              6.30%
           Broker Non-votes      356,952                11.25%             15.93%

2-D. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,698,613                53.51%             75.81%
           Against                44,870                 1.41%              2.00%
           Abstain               140,075                 4.41%              6.25%
           Broker Non-votes      356,952                11.25%             15.93%

2-E. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,705,562                53.73%             76.12%
           Against                36,810                 1.16%              1.64%
           Abstain               141,186                 4.45%              6.30%
           Broker Non-votes      356,952                11.25%             15.93%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,590,556                50.11%             70.99%
           Against                90,880                 2.86%              4.06%
           Abstain               202,123                 6.37%              9.02%
           Broker Non-votes      356,952                11.25%             15.93%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                SHARES         OUTSTANDING         SHARES VOTED
                              ----------    -----------------    ---------------
           For                 1,604,820                50.56%             71.63%
           Against                75,666                 2.38%              3.38%
           Abstain               203,072                 6.40%              9.06%
           Broker Non-votes      356,952                11.25%             15.93%

CREDIT SUISSE STRATEGIC SMALL CAP FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Strategic Small Cap Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Directors:

                                             FOR                 WITHHELD
                                           -------               --------
           Richard H. Francis              103,529                  0
           Jack W. Fritz                   103,529                  0
           Joseph D. Gallagher             103,529                  0
           Jeffrey E. Garten               103,529                  0
           Peter F. Krogh                  103,529                  0
           James S. Pasman, Jr.            103,529                  0
           Steven N. Rappaport             103,529                  0
           William W. Priest               103,529                  0

           Total Eligible Shares           107,240
           Total Shares Voted              103,529
           % of Shares Voted                 96.54%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                            % OF TOTAL SHARES       % OF TOTAL
                                  SHARES       OUTSTANDING         SHARES VOTED
                                 -------    -----------------     --------------
           For                   101,185                94.35%             97.74%
           Against                     0                 0.00%              0.00%
           Abstain                     0                 0.00%              0.00%
           Broker Non-votes        2,344                 2.19%              2.26%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES       % OF TOTAL
                                  SHARES       OUTSTANDING         SHARES VOTED
                                 -------    -----------------     --------------
           For                   101,185                94.35%             97.74%
           Against                     0                 0.00%              0.00%
           Abstain                     0                 0.00%              0.00%
           Broker Non-votes        2,344                 2.19%              2.26%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                            % OF TOTAL SHARES       % OF TOTAL
                                  SHARES       OUTSTANDING         SHARES VOTED
                                 -------    -----------------     --------------
           For                   101,185                94.35%             97.74%
           Against                     0                 0.00%              0.00%
           Abstain                     0                 0.00%              0.00%
           Broker Non-votes        2,344                 2.19%              2.26%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                            % OF TOTAL SHARES       % OF TOTAL
                                  SHARES       OUTSTANDING         SHARES VOTED
                                 -------    -----------------     --------------
           For                   101,071                94.25%             97.63%
           Against                     0                 0.00%              0.00%
           Abstain                   113                 0.11%              0.11%
           Broker Non-votes        2,344                 2.19%              2.26%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                            % OF TOTAL SHARES       % OF TOTAL
                                  SHARES       OUTSTANDING         SHARES VOTED
                                 -------    -----------------     --------------
           For                   100,475                93.69%             97.05%
           Against                   709                 0.66%              0.69%
           Abstain                     0                 0.00%              0.00%
           Broker Non-votes        2,344                 2.19%              2.26%

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGTH-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Emerging Growth Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 2, 2003